Putnam Premier Income Trust
The fund's portfolio
4/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (75.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$152,989	$175,838
5.00%, with due dates from 5/20/49 to 3/20/50	503,316	565,841
4.50%, with due dates from 10/20/49 to 1/20/50	277,888	308,196
4.00%, TBA, 5/1/51	9,000,000	9,607,500
4.00%, with due dates from 8/20/49 to 1/20/50	301,789	332,546
3.50%, with due dates from 8/20/49 to 3/20/50	1,395,194	1,516,792

		12,506,713
U.S. Government Agency Mortgage Obligations (73.4%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	219,052	245,006
4.50%, 5/1/49	61,440	67,649
Uniform Mortgage-Backed Securities
5.50%, TBA, 5/1/51	5,000,000	5,597,266
4.50%, TBA, 5/1/51	5,000,000	5,446,875
4.00%, TBA, 5/1/51	64,000,000	68,760,000
3.50%, TBA, 6/1/51	47,000,000	49,946,679
3.50%, TBA, 5/1/51	57,000,000	60,660,472
3.00%, TBA, 6/1/51	26,000,000	27,206,561
3.00%, TBA, 5/1/51	78,000,000	81,674,533
2.50%, TBA, 6/1/51	2,000,000	2,069,375
2.50%, TBA, 5/1/51	30,000,000	31,113,282
2.00%, TBA, 5/1/51	34,000,000	34,332,030

		367,119,728

Total U.S. government and agency mortgage obligations (cost $378,447,858)		$379,626,441

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.125%, 3/31/24(i)	$444,000	$467,914
2.00%, 11/30/22(i)	9,000	9,340

Total U.S. treasury obligations (cost $477,254)		$477,254

MORTGAGE-BACKED SECURITIES (46.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (24.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.332%, 4/15/37	$48,489	$89,704
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.376%, 11/15/35	101,314	180,339
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.535%, 4/15/40	2,053,695	206,745
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.144%, 9/25/50	14,242,036	3,062,038
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.085%, 12/15/47	3,105,848	372,702
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.085%, 11/15/47	534,359	92,134
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.985%, 8/15/56	7,133,783	1,676,439
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.985%, 4/15/47	1,646,339	322,495
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 1/25/50	10,504,238	1,830,331
REMICs Ser. 4813, IO, 5.50%, 8/15/48	4,123,609	877,834
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,299,301	344,895
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	11,846,350	1,792,658
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	8,258,554	1,324,149
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	9,819,334	1,812,894
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,219,892	159,785
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	667,975	78,255
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,015,153	102,313
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,892,561	248,174
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,431,206	303,901
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,611,909	411,812
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,845,946	255,254
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	396,484	1,667
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	4,214,058	444,120
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,586,454	163,060
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	842,110	70,788
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	1,064,840	27,313
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,021,818	75,996
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	930,565	56,796
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	15,722,385	2,043,910
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	20,756,566	2,895,281
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	4,363,271	425,148
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,972,013	125,235
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	662,044	18,398
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.379%, 7/25/43(WAC)	1,898,116	18,981
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,951	1,729
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.263%, 7/25/36	66,843	128,339
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.811%, 6/25/37	73,998	130,236
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.894%, 2/25/38	55,683	73,911
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.932%, 8/25/35	49,894	67,794
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.118%, 11/25/34	54,113	64,936
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.344%, 4/25/42	1,122,284	176,898
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.294%, 4/25/40	1,053,504	214,248
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.144%, 3/25/48	5,372,391	976,831
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 6/25/48	11,934,129	1,769,891
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.044%, 5/25/47	11,722,275	2,051,398
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.044%, 10/25/41	384,115	22,214
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,054,158	654,581
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,863,872	566,298
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 12/25/46	4,638,544	864,089
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 5/25/39	15,188,562	2,564,923
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 3/25/50	7,931,964	1,536,818
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.944%, 8/25/49	6,071,087	982,293
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.894%, 11/25/49	12,063,282	1,688,860
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.844%, 2/25/43	3,421,737	696,851
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.794%, 10/25/41	2,723,552	474,777
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	133,646	22,730
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	4,728,245	898,367
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	408,270	68,760
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	6,984,474	1,314,884
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	15,242,990	2,519,675
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	557,625	104,602
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,894,462	75,778
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	22,527,267	3,801,476
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,912,096	263,504
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	669,754	33,943
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,210,069	76,914
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	4,849,114	732,758
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,396,559	170,310
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,072,271	124,845
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	988,336	79,067
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,002,652	55,632
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,248,347	65,556
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,542,600	116,466
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	748,439	15,244
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,238,504	26,256
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	5,046	4,592
Government National Mortgage Association
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.184%, 4/20/51	11,347,000	1,591,890
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.184%, 9/20/50	9,583,441	1,887,430
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.064%, 4/20/44	6,007,322	1,254,066
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.034%, 7/20/50	7,584,473	1,244,992
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.034%, 1/20/49	6,838,377	1,078,190
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.034%, 9/20/43	699,171	136,884
IFB Ser. 20-63, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.984%, 5/20/50	8,903,768	1,505,957
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.984%, 4/20/50	10,755,227	2,091,354
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.984%, 8/20/49	10,433,275	1,708,449
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.984%, 7/20/49	9,615,044	1,457,256
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.934%, 2/20/50	1,300,698	159,280
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.934%, 1/20/50	5,704,526	965,964
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.934%, 12/20/49	6,027,901	921,279
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.934%, 9/20/49	10,031,827	1,701,497
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.934%, 8/20/49	709,995	103,684
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.934%, 6/20/49	587,513	75,200
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.884%, 8/20/43	8,254,609	1,638,375
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.834%, 7/20/40	6,738,291	1,070,135
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.484%, 8/20/44	2,870,726	501,942
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,281,204	246,081
Ser. 16-42, IO, 5.00%, 2/20/46	3,247,380	599,716
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	5,322,615	784,181
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	5,447,890	1,076,775
Ser. 14-76, IO, 5.00%, 5/20/44	1,273,630	225,575
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	974,323	172,942
Ser. 12-146, IO, 5.00%, 12/20/42	897,463	178,191
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,281,341	251,866
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	918,877	176,300
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,171,650	818,686
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,137,916	416,894
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	4,293,193	838,564
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	767,039	146,037
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,112,420	496,971
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	2,468,650	387,948
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,557,496	161,637
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,351,379	265,424
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,799,364	324,416
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	2,012,996	238,721
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,737,422	290,952
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	331,715	27,705
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,547,307	277,500
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,703,478	155,214
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	2,844,499	496,906
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,563,843	272,479
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,790,719	293,986
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,067,679	164,209
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,079,718	202,998
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	927,340	75,716
Ser. 16-29, IO, 4.00%, 2/16/46	1,503,936	256,538
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,739,884	591,500
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,764,038	497,527
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,560,773	359,927
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	2,264,445	257,581
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	6,924,743	991,531
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	4,244,272	247,958
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	826,700	134,842
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,011,738	231,620
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	820,571	123,979
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	745,398	120,664
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,944,062	298,511
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	10,524,638	1,279,878
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	19,101,757	2,776,114
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	580,666	21,932
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,138,323	214,239
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,141,004	171,568
Ser. 13-76, IO, 3.50%, 5/20/43	2,392,513	330,550
Ser. 13-28, IO, 3.50%, 2/20/43	686,209	70,906
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,074,353	116,922
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,645,711	187,331
Ser. 13-14, IO, 3.50%, 12/20/42	3,843,463	364,822
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	725,677	80,586
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	2,273,644	366,973
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	3,029,654	473,432
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	3,145,303	462,387
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,331,614	230,944
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	2,542,057	155,668
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,723,326	177,016
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,359,486	33,055
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	4,812,073	306,722
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	11,928,000	1,262,631
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	14,696,333	1,469,633
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	12,205,638	1,186,876
Ser. 16-H18, Class QI, IO, 2.985%, 6/20/66(WAC)	6,132,246	539,546
Ser. 15-H15, Class BI, IO, 2.558%, 6/20/65(WAC)	4,567,068	333,853
Ser. 16-H17, Class KI, IO, 2.534%, 7/20/66(WAC)	4,200,081	338,963
Ser. 15-H10, Class BI, IO, 2.498%, 4/20/65(WAC)	5,363,330	381,869
Ser. 16-H16, Class EI, IO, 2.484%, 6/20/66(WAC)	6,329,601	525,990
Ser. 17-H02, Class BI, IO, 2.457%, 1/20/67(WAC)	5,499,346	504,037
Ser. 17-H16, Class JI, IO, 2.422%, 8/20/67(WAC)	17,833,892	1,794,179
Ser. 17-H16, Class FI, IO, 2.415%, 8/20/67(WAC)	6,412,595	537,876
Ser. 18-H15, Class KI, IO, 2.41%, 8/20/68(WAC)	7,421,311	697,499
Ser. 18-H05, Class BI, IO, 2.397%, 2/20/68(WAC)	9,109,764	919,517
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	5,430,168	548,108
Ser. 17-H06, Class BI, IO, 2.386%, 2/20/67(WAC)	8,570,550	651,534
Ser. 16-H23, Class NI, IO, 2.385%, 10/20/66(WAC)	23,776,656	2,004,372
Ser. 18-H02, Class EI, IO, 2.378%, 1/20/68(WAC)	12,852,843	1,277,251
Ser. 16-H09, Class BI, IO, 2.356%, 4/20/66(WAC)	9,571,279	750,388
Ser. 16-H22, Class AI, IO, 2.345%, 10/20/66(WAC)	9,175,530	795,096
Ser. 18-H03, Class XI, IO, 2.327%, 2/20/68(WAC)	8,670,876	861,885
Ser. 17-H08, Class NI, IO, 2.29%, 3/20/67(WAC)	10,954,488	919,082
Ser. 15-H20, Class CI, IO, 2.205%, 8/20/65(WAC)	8,307,532	708,632
Ser. 16-H06, Class DI, IO, 2.178%, 7/20/65(WAC)	11,102,585	657,251
Ser. 15-H24, Class AI, IO, 2.139%, 9/20/65(WAC)	6,666,048	478,102
Ser. 17-H19, Class MI, IO, 2.065%, 4/20/67(WAC)	4,127,463	364,868
Ser. 16-H03, Class DI, IO, 2.034%, 12/20/65(WAC)	7,832,189	510,643
Ser. 17-H12, Class QI, IO, 2.005%, 5/20/67(WAC)	7,469,898	643,651
Ser. 15-H25, Class EI, IO, 1.864%, 10/20/65(WAC)	5,975,275	435,598
Ser. 17-H11, Class DI, IO, 1.863%, 5/20/67(WAC)	7,951,889	690,836
Ser. 17-H16, Class IG, IO, 1.838%, 7/20/67(WAC)	16,056,744	1,067,870
Ser. 17-H16, Class IH, IO, 1.823%, 7/20/67(WAC)	11,648,341	803,631
Ser. 15-H20, Class AI, IO, 1.822%, 8/20/65(WAC)	6,831,878	502,143
FRB Ser. 15-H08, Class CI, IO, 1.795%, 3/20/65(WAC)	5,276,950	334,559
Ser. 15-H23, Class BI, IO, 1.754%, 9/20/65(WAC)	8,020,430	541,379
Ser. 16-H03, Class AI, IO, 1.753%, 1/20/66(WAC)	7,166,035	496,162
Ser. 17-H09, IO, 1.727%, 4/20/67(WAC)	10,742,842	786,988
Ser. 16-H24, Class CI, IO, 1.702%, 10/20/66(WAC)	5,586,514	354,185
Ser. 16-H14, IO, 1.686%, 6/20/66(WAC)	6,193,143	366,040
Ser. 16-H10, Class AI, IO, 1.646%, 4/20/66(WAC)	15,836,216	865,243
Ser. 13-H08, Class CI, IO, 1.625%, 2/20/63(WAC)	8,129,229	341,428
Ser. 16-H06, Class CI, IO, 1.592%, 2/20/66(WAC)	9,992,899	518,681
Ser. 16-H02, Class HI, IO, 1.549%, 1/20/66(WAC)	9,075,498	551,790
Ser. 14-H21, Class BI, IO, 1.537%, 10/20/64(WAC)	8,843,982	497,916
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,253	2,027

		122,102,263
Commercial mortgage-backed securities (8.0%)
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	854,000	738,631
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	673,343
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.541%, 1/12/45(WAC)	2,285,000	1,862,275
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	1,026,000	790,020
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	469,621	467,273
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	828,000	264,104
FRB Ser. 06-PW14, Class XW, IO, 0.76%, 12/11/38(WAC)	522,662	3,606
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.935%, 12/15/47(WAC)	1,068,000	1,044,649
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,134,068
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.091%, 4/10/47(WAC)	696,000	743,500
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.008%, 5/10/47(WAC)	682,000	531,960
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	769,000	780,194
FRB Ser. 12-CR3, Class E, 4.908%, 10/15/45(WAC)	791,000	327,214
FRB Ser. 14-CR19, Class D, 4.865%, 8/10/47(WAC)	810,000	768,597
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	461,440
FRB Ser. 18-COR3, Class D, 2.963%, 5/10/51(WAC)	771,000	664,871
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	26,697	26,674
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.905%, 4/15/50(WAC)	1,390,000	999,880
DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.616%, 7/10/44(WAC)	789,000	785,528
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.549%, 2/10/46(WAC)	1,423,000	1,284,507
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47(WAC)	2,754,000	1,707,480
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	526,000	542,695
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.96%, 2/15/47(WAC)	2,670,000	1,280,428
FRB Ser. 13-C14, Class E, 4.847%, 8/15/46(WAC)	1,277,000	781,594
FRB Ser. C14, Class D, 4.847%, 8/15/46(WAC)	1,265,000	874,641
FRB Ser. 14-C18, Class E, 4.46%, 2/15/47(WAC)	914,000	395,315
FRB Ser. 14-C25, Class D, 4.095%, 11/15/47(WAC)	1,997,000	1,497,347
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	919,160
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	652,099
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	1,312,000	1,041,497
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	518,625
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	757,000	113,550
FRB Ser. 11-C3, Class F, 5.706%, 2/15/46(WAC)	1,113,000	260,062
FRB Ser. 11-C4, Class C, 5.549%, 7/15/46(WAC)	506,271	505,613
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45(WAC)	1,115,000	546,350
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,195,177
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	26,213	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	118,908	118,908
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.497%, 8/15/46(WAC)	1,900,000	170,810
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	1,238,000	1,230,442
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46(WAC)	2,860,000	2,199,188
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46(WAC)	1,988,000	636,359
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	630,270
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	417,974	41,797
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	893,078	879,265
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.856%, 3/25/50	1,558,000	1,623,304
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	424,349
FRB Ser. 12-C4, Class D, 4.617%, 12/10/45(WAC)	749,000	452,209
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	651,000	663,606
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	100,774	72,557
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.405%, 7/15/46(WAC)	456,000	228,000
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	575,826
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	716,800
FRB Ser. 12-C9, Class E, 4.969%, 11/15/45(WAC)	739,000	532,648
FRB Ser. 12-C10, Class D, 4.574%, 12/15/45(WAC)	1,141,000	635,524

		40,015,840
Residential mortgage-backed securities (non-agency) (13.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.296%, 5/25/47	787,825	441,394
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.989%, 9/25/35(WAC)	244,559	228,086
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.606%, 1/25/36	183,904	237,236
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.286%, 11/25/47	817,963	648,929
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.887%, 4/25/37(WAC)	255,064	255,922
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.456%, 3/25/37	2,155,188	1,992,328
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.248%, 6/25/46(WAC)	1,136,883	1,040,248
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.102%, 8/25/46	302,096	290,230
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.082%, 6/25/46	538,229	491,133
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 0.806%, 9/25/35	588,571	530,012
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.776%, 11/20/35	1,607,058	1,474,750
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.486%, 8/25/46	508,362	449,399
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.486%, 8/25/46	711,702	654,957
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.486%, 8/25/46	3,503,651	3,103,055
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.316%, 4/25/47	591,714	441,652
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.38%), 0.486%, 12/25/36	755,365	393,199
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (1 Month US LIBOR + 11.25%), 11.356%, 12/25/28	484,998	571,717
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.606%, 5/25/28	827,571	922,486
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.109%, 7/25/28	2,257,458	2,561,119
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.456%, 4/25/28	1,287,937	1,457,570
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.306%, 10/25/27	728,669	835,773
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.656%, 12/25/27	1,321,892	1,440,974
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.456%, 9/25/28	191,180	204,122
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.056%, 7/25/29	570,000	610,360
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.956%, 3/25/29	640,000	664,249
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.406%, 9/25/30	1,310,875	1,323,134
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.51%, 10/25/50	491,000	628,480
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.356%, 4/25/49	298,000	340,852
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.106%, 10/25/48	444,000	513,697
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.856%, 1/25/49	315,000	355,981
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.606%, 3/25/49	252,000	277,293
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.106%, 8/25/50	966,000	1,194,218
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.106%, 7/25/50	1,027,000	1,245,238
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.256%, 7/25/49	342,000	365,765
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.856%, 9/25/48	389,000	402,341
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.856%, 7/25/50	689,000	735,050
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	721,110
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	358,834
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.356%, 10/25/48	1,548,000	1,588,635
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.006%, 9/25/48	420,000	435,273
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.806%, 12/25/30	599,000	615,979
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.756%, 1/25/49	390,145	397,744
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.556%, 3/25/49	280,406	285,138
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.406%, 10/25/48	304,200	308,590
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.856%, 10/25/28	238,893	291,090
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.356%, 9/25/28	2,305,620	2,838,563
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.856%, 10/25/28	1,291,749	1,569,839
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.856%, 8/25/28	836,313	1,008,014
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.856%, 1/25/29	269,219	311,591
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.356%, 1/25/29	267,804	312,326
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.356%, 4/25/29	397,482	450,594
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.006%, 10/25/28	1,417,834	1,494,281
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.806%, 4/25/28	2,278,308	2,415,490
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.656%, 4/25/28	279,431	294,614
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.606%, 9/25/29	1,459,000	1,586,919
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.106%, 7/25/25	199,844	202,375
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.956%, 10/25/29	2,039,000	2,179,784
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.606%, 12/25/30	699,000	723,076
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.556%, 5/25/30	180,000	186,630
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.556%, 2/25/30	110,000	114,916
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.356%, 1/25/31	630,000	644,063
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	33,066	33,600
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.706%, 1/25/30	427,000	442,164
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.656%, 7/25/30	1,003,000	1,023,687
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.106%, 10/25/29	2,079,675	2,137,289
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.956%, 11/25/29	258,563	264,625
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.906%, 2/25/30	190,314	193,923
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.606%, 5/25/30	820,698	831,395
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.356%, 7/25/30	123,937	125,132
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.206%, 3/25/31	171,473	173,141
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.206%, 9/25/31	578,000	595,090
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.356%, 1/25/40	459,000	457,303
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.556%, 7/25/31	101,665	102,237
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.156%, 1/25/40	871,339	876,904
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.416%, 5/25/37	786,629	656,142
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.635%, 5/19/35	473,732	236,134
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.306%, 6/25/37	759,519	394,491
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	730,000	730,000
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	651,805	617,768
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.901%, 8/25/35	169,251	166,171
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.956%, 7/25/28 (Bermuda)	2,230,000	2,247,890
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.856%, 4/25/27 (Bermuda)	550,000	557,051
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.806%, 3/25/28 (Bermuda)	620,000	622,079
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.526%, 8/25/36	770,875	740,040
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.286%, 1/25/37	761,828	726,016
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	1,109,741
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	850,869
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.086%, 10/25/45	448,578	445,975
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 2.62%, 4/25/36(WAC)	172,944	173,795

		68,189,069

Total mortgage-backed securities (cost $251,627,218)		$230,307,172

CORPORATE BONDS AND NOTES (21.1%)(a)
		Principal amount	Value
Basic materials (1.5%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$329,000	$358,154
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	145,760
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		90,000	93,263
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29(FWC)		100,000	99,750
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		250,000	270,000
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		145,000	153,700
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		260,000	252,125
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		385,000	414,838
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		140,000	144,375
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	309,750
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)		260,000	270,075
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		130,000	143,488
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		130,000	138,613
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	79,261
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		453,000	465,458
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		392,000	414,515
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		225,000	225,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		105,000	106,575
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		60,000	63,799
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		185,000	184,769
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)		50,000	51,583
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	212,000
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		345,000	345,863
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		164,000	168,126
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)		150,000	155,063
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		125,000	124,340
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		325,000	339,037
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	182,000
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		100,000	99,521
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		235,000	244,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		260,000	263,900
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		195,000	199,144
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		267,000	296,704
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		180,000	187,650

			7,202,599
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		130,000	125,450
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		75,000	78,469
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	275,600
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		65,000	66,300
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		230,000	228,850
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	483,513
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		175,000	187,906
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	421,605
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		53,000	50,718
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		250,000	261,875
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		570,000	621,300
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		393,000	416,850
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		280,000	302,400
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		654,000	668,715
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		430,000	439,585
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		265,000	266,325
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	812,475
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		465,000	499,875
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29		25,000	28,149
Tenneco, Inc. 144A company guaranty sr. notes 5.125%, 4/15/29		202,000	200,485
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		130,000	135,200
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		330,000	343,398
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,512,000	1,600,830
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	261,025
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	172,464
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		360,000	376,877
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		395,000	402,900
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		245,000	271,950
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		125,000	135,000

			10,136,089
Communication services (1.8%)
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		200,000	207,360
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	206,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		590,000	608,880
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,301,000	1,412,196
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		185,000	186,850
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		130,000	132,261
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		185,000	188,238
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	292,275
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		220,000	233,888
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		200,000	195,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		544,000	588,644
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		197,000	211,664
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		195,000	207,188
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		235,000	248,366
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		15,000	15,506
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		383,000	394,613
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		175,000	180,469
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		125,000	121,094
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	93,940
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	343,350
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		579,000	660,060
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		36,250	36,477
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		175,000	170,844
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	45,526
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	102,250
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		125,000	121,766
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		326,000	348,413
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		125,000	128,125
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		110,000	119,823
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		280,000	308,426
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	179,563
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	199,416
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	367,673
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$50,000	49,650
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	156,012

			9,062,306
Consumer cyclicals (4.3%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	132,275
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29(FWC)		125,000	124,844
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		235,000	242,074
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		135,000	140,063
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	133,276
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		120,000	127,200
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		125,000	124,531
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		240,000	244,800
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		100,000	99,870
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	54,438
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		180,000	182,700
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		700,000	703,500
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		526,000	383,980
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		260,000	267,800
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		544,000	557,600
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		336,000	410,394
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	218,480
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	273,029
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		300,000	301,500
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		235,000	259,088
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		105,000	110,513
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		270,000	284,251
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		196,000	203,595
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		287,372	306,146
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		614,739	657,002
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	167,838
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		339,000	380,528
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		291,000	301,549
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		147,000	153,248
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	158,100
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		68,000	72,675
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		284,000	329,085
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		220,000	266,750
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		50,000	63,438
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		120,000	138,295
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	234,948
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$127,000	126,683
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		218,000	226,720
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		130,000	143,650
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	106,000
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		355,000	371,863
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		280,000	282,800
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	417,525
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		430,000	440,673
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		55,000	56,925
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		400,000	410,000
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		240,000	256,800
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	245,000	287,747
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		$247,000	255,645
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		195,000	200,850
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		200,000	203,896
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		125,000	127,344
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		355,000	374,969
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		405,000	415,631
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		175,000	186,594
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		635,000	700,088
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		125,000	120,781
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		250,000	261,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		155,000	219,519
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		220,000	225,177
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	724,170
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		150,000	154,875
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		230,000	247,825
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	384,998
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		265,000	276,263
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		215,000	213,656
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		130,000	126,750
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	856,879
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		255,000	275,494
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	132,188
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		95,000	88,792
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	25,781
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	251,123
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		240,000	234,528
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		275,000	302,902
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		105,000	118,519
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		125,000	138,783
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		134,000	148,908
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		255,000	276,356
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		25,000	25,875
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		140,000	143,500
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		229,000	233,580
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		155,000	165,456
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		338,000	357,013
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		320,000	330,800
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		80,000	86,400

			21,549,947
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		170,000	165,750
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		182,000	184,275
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	227,250
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		75,000	78,085
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		40,000	39,650
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	511,313
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		130,000	139,913
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	303,263
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	247,044
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		349,000	407,305
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		228,000	240,946
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		185,000	203,963
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		350,000	363,125
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	88,188
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	200,000	241,799
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$285,000	286,069
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		260,000	273,650
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	134,225
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		135,000	169,763
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		95,000	109,369
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	621,180
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	160,313
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	87,000
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	158,015
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		235,000	261,156
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		210,000	219,975
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		124,000	133,920
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		125,000	123,376
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	133,750
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		50,000	54,688

			6,368,318
Energy (3.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	163,500
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		35,000	39,301
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		133,000	136,342
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		75,000	79,163
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	84,658
Callon Petroleum Co. company guaranty sr. unsec. unsub. notes 6.25%, 4/15/23		195,000	185,250
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		125,000	129,688
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	270,175
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		286,000	299,585
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		200,000	203,500
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		49,000	50,608
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		135,000	140,400
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		292,000	317,550
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		235,000	244,400
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		231,000	242,439
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		272,000	315,520
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		124,000	135,160
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	136,290
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		125,000	169,688
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		98,000	115,782
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25		293,000	331,705
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		250,000	244,930
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		438,000	467,565
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		255,000	271,575
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		344,000	355,610
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	27,306
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		40,000	43,200
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		236,000	244,260
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		464,000	481,400
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		433,000	447,073
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29		505,000	501,213
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		314,000	324,401
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		160,671	166,294
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		192,000	198,960
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		60,000	68,400
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		68,000	72,250
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		312,000	354,120
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		90,000	118,834
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		155,000	195,524
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		140,000	146,650
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	279,855
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	424,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		378,000	427,140
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		1,863,000	2,011,109
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	332,628
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		3,034,000	132,738
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		972,000	42,525
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		931,000	896,181
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		180,000	189,675
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		322,000	311,133
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		99,000	94,793
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		133,000	128,678
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		211,000	209,418
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		70,000	79,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		282,000	279,885
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		80,000	89,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		410,000	445,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		75,000	81,119
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		94,250	90,951
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		190,000	180,500
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	83,596
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		65,000	67,925
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		146,000	155,813

			15,555,087
Financials (3.1%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	243,519
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		60,000	60,450
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,216,000	1,708,752
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	230,000	284,282
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		$148,000	166,130
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	653,140
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	263,277
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	208,750
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		510,000	571,197
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	284,250
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		95,000	96,929
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	124,200
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		75,000	77,719
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		150,000	151,688
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	214,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	249,822
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		55,000	56,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29		136,000	131,909
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	21,300
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	227,500
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		205,000	212,175
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		347,000	361,748
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		2,050,000	1,990,550
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		360,000	363,600
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	244,375
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		55,000	57,475
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		203,000	205,030
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		75,000	74,225
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		240,000	252,900
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		235,000	239,693
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		525,000	525,000
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		88,000	99,705
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		105,000	116,156
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		393,000	446,546
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		265,000	285,538
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		330,000	343,622
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 2.188%, perpetual maturity (Netherlands)	EUR	252,125	396,705
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$178,000	181,560
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		3,280,000	3,472,700

			15,664,680
Health care (1.9%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	678,974
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		235,000	260,401
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		115,000	125,206
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		180,000	190,350
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		370,000	378,325
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		100,000	100,154
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		319,000	326,975
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		120,000	119,054
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		560,000	605,500
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		206,000	216,094
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		184,000	192,050
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		125,000	128,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	122,100
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	26,313
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		100,000	106,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		235,000	222,075
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		290,000	329,759
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		105,000	103,688
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		125,000	127,969
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	172,195
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	613,094
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	128,481
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	204,500
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	250,000	305,125
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$235,000	237,350
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		270,000	276,612
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		130,000	131,326
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	377,857
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	91,913
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		660,000	669,966
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		63,000	66,071
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		65,000	70,038
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		525,000	550,620
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		755,000	784,445
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		385,000	419,650

			9,458,980
Technology (1.1%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		40,000	42,150
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		230,000	237,047
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		176,000	174,460
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		583,000	695,176
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		333,000	341,958
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		235,000	239,994
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		119,000	132,536
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		75,000	79,781
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		275,000	285,577
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		257,000	269,861
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		628,000	628,785
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		349,000	343,765
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		275,000	278,666
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		449,000	475,379
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		105,000	111,169
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		195,000	194,756
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		375,000	384,844
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		260,000	264,966
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		94,000	104,164

			5,285,034
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		260,000	278,590
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		260,000	273,000
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		375,000	411,640
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		100,000	103,920
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		100,000	103,772

			1,170,922
Utilities and power (0.8%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		122,000	120,094
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		67,000	67,000
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		100,000	100,125
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		126,000	129,345
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		380,000	384,066
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	24,625
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	772,852
Energy Transfer LP jr. unsec. sub. FRN 6.625%, 2/15/28		41,000	38,591
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		206,000	213,468
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		62,000	64,616
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	412,341
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		109,000	116,766
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		240,000	247,534
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		65,000	66,804
PG&E Corp. sr. sub. notes 5.00%, 7/1/28		235,000	246,163
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		205,000	205
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		115,000	120,916
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		65,000	67,495
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		152,000	158,262
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		369,000	380,993
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		165,000	170,945

			3,903,206

Total corporate bonds and notes (cost $102,902,070)			$105,357,168

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (13.9%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$2,110,000	$2,162,701
Argentina (Republic of) 144A sr. unsec. notes 3.00%, 2/1/29 (Argentina)		2,407,903	1,366,485
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		2,130,000	2,406,943
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		700,000	299,775
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		1,990,000	810,925
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/22 (Argentina) (In default)(NON)		33,333	15,017
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		740,000	765,071
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 3.00%, 6/1/27 (Argentina)		2,695,975	1,608,149
Cordoba (Province of) 144A sr. unsec. unsub. notes 3.00%, 12/10/25 (Argentina)		1,029,088	703,176
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		1,325,000	1,321,688
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		58,333	58,333
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		1,405,000	1,635,069
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,540,701
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	238,625
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,823,250
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,490,000	1,525,373
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		368,000	398,811
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		880,000	932,800
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		920,000	966,789
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		1,030,000	1,053,690
Egypt (Arab Republic of) 144A sr. unsec. bonds 5.875%, 2/16/31 (Egypt)		1,850,000	1,782,993
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		780,000	823,875
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		321,000	331,436
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%, 3/26/51 (Ghana)		1,890,000	1,875,825
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		2,110,000	2,120,550
Ghana (Republic of) 144A sr. unsec. notes 7.75%, 4/7/29 (Ghana)		1,300,000	1,328,275
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		2,370,000	2,698,814
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	836,001
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	341,622
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		640,000	859,962
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,426,312
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,424,436
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		4,755,000	5,040,300
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		1,456,306	1,465,408
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		630,000	696,156
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	322,875
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	140,000	174,098
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	959,304
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$127,000	178,435
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		1,000,000	1,085,934
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		760,000	841,708
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	718,562
Mongolia International Bond sr. unsec. unsub. notes Ser. REGS, 5.125%, 12/5/22 (Mongolia)		690,000	714,147
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		817,000	867,082
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		2,174,000	2,309,745
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		3,900,000	3,919,500
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		3,605,000	3,762,719
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		230,000	235,179
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		830,000	924,720
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		805,000	847,247
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,680,000	1,570,800
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		940,000	967,354
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		2,230,000	2,143,565
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	65,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		1,652,000	169,330
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		439,000	44,998
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		2,674,000	274,085
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,919,950

Total foreign government and agency bonds and notes (cost $70,749,891)			$69,701,673

CONVERTIBLE BONDS AND NOTES (7.0%)(a)
	Principal amount	Value
Capital goods (0.1%)
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	$255,000	$381,990

		381,990
Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	373,000	368,700
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	805,000	847,263
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	109,300
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	175,000	195,475
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	415,000	423,715

		1,944,453
Consumer cyclicals (1.4%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	245,000	228,463
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	465,000	703,080
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	221,000	352,633
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	109,000	187,412
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	365,000	348,393
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	380,000	411,920
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	481,000	474,988
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	288,000	415,728
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	44,058
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	202,000	270,074
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	423,000	568,681
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25	160,000	277,500
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	142,000	268,806
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	691,000	893,809
Sabre GLBL, Inc. company guaranty cv. sr. unsec. notes 4.00%, 4/15/25, (acquired 11/9/20, cost $70,148)(RES)	48,000	101,088
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	241,000	338,316
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	177,000	207,975
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	177,000	203,550
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	307,000	325,612
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	183,000	260,775

		6,882,861
Consumer staples (0.4%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	367,000	363,187
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	247,000	271,330
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27	239,000	308,758
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	155,000	247,690
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	191,000	180,614
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	202,000	211,903
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	419,000	434,451

		2,017,933
Energy (0.3%)
Enphase energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	359,000	314,823
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	473,000	717,541
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25, (Israel)	160,000	193,760
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	199,000	163,678
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	215,000	170,051

		1,559,853
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	238,000	244,854
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	183,000	195,168
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	124,000	191,270
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	240,000	270,900
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	215,000	190,544
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	300,000	361,200

		1,453,936
Health care (1.1%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25	271,000	339,780
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	201,000	197,985
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	206,000	340,039
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	312,000	312,000
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	536,000	729,965
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	272,000	356,490
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	359,000	345,538
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	260,000	373,750
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25	253,000	291,279
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	171,000	190,931
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	170,000	185,286
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	336,000	363,806
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	255,000	257,556
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	120,865
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Jersey)	113,000	160,672
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	160,000	249,120
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	300,000	332,625
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	162,000	185,996
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	142,000	156,470
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	231,000	258,287

		5,748,440
Technology (2.5%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	323,000	361,154
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	245,000	307,843
Bentley Systems, Inc. 144A cv. sr. unsec. notes 0.125%, 1/15/26	192,000	203,280
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25	339,000	410,614
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	396,000	390,308
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	245,000	266,756
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	270,000	268,650
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	363,000	418,358
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	199,000	223,139
Datadog, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25	278,000	331,515
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	206,000	204,782
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	265,000	268,975
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	190,000	288,502
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	236,000	268,598
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	117,000	226,103
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	204,000	238,680
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	197,000	197,611
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	304,000	335,555
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	336,000	440,790
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	117,000	228,223
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	1,094,000	1,426,576
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25, (acquired various dates 2/20/20 through 4/28/20, cost $156,328)(RES)	159,000	182,800
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	308,000	382,883
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	131,000	173,002
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	228,000	234,977
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	369,000	417,814
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	168,000	219,458
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	400,000	409,250
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	743,000	684,953
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	868,000	789,264
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	257,000	346,462
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	242,000	355,135
Zscaler, Inc. 144A cv. sr. unsec. notes 0.125%, 7/1/25	365,000	514,650
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	517,000	559,006

		12,575,666
Transportation (0.4%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	173,000	183,813
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	261,000	414,990
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	329,000	359,433
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	602,000	1,045,223

		2,003,459
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	276,000	293,802
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	287,000	323,951

		617,753

Total convertible bonds and notes (cost $31,848,923)		$35,186,344

SENIOR LOANS (3.6%)(a)(c)
	Principal amount	Value
Basic materials (0.4%)
Alpha 3 BV bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 3.00%, 3/18/28	$155,000	$153,902
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.185%, 9/6/24	65,513	65,173
Klockner-Pentaplast of America, Inc. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.25%, 2/9/26	70,000	69,679
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 2.462%, 2/7/27	51,318	50,942
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.115%, 3/16/27	305,000	303,475
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.69%, 6/26/26	185,000	184,538
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.19%, 6/26/25	313,671	312,652
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.865%, 10/1/25	481,549	475,048
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.158%, 5/3/26	309,215	306,510
W.R. Grace & Co./CT bank term loan FRN Ser. B3, (1 Month US LIBOR + 2.00%), 2.107%, 3/30/28	295,000	293,525

		2,215,444
Capital goods (0.6%)
Adient US, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.609%, 4/8/28	125,000	124,844
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	52,993	52,670
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.443%, 4/3/24	780,902	753,448
Filtration Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.50%, 3/29/25	149,250	149,157
GFL Environmental, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.50%, 5/31/25	436,470	436,402
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.205%, 4/12/26	192,630	187,513
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	492,746	481,728
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.478%, 6/30/27	104,476	104,606
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.861%, 3/2/27	910,817	905,409

		3,195,777
Communication services (0.2%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.365%, 1/15/26	397,877	393,214
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (1 Month US LIBOR + 3.75%), 8.00%, 11/27/23	615,000	624,335
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.113%, 3/9/27	124,711	123,430

		1,140,979
Consumer cyclicals (1.1%)
AppleCaramel Buyer, LLC bank term loan FRN (1 Month US LIBOR + 4.00%), 4.50%, 10/19/27	473,298	473,003
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/7/23	574,568	571,798
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.685%, 8/21/26	506,340	489,673
Cornerstone Building Brands, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.449%, 4/12/28	333,056	330,141
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	219,490	218,849
Diamond Sports Group, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.37%, 8/24/26	211,775	150,360
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.36%, 10/30/26	182,072	182,148
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 3.25%, 10/4/23	190,572	188,094
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.50%, 11/2/25	179,322	178,126
iHeartCommunications, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.113%, 5/1/26	108,625	107,154
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.61%, 11/6/24	765,529	764,572
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.615%, 6/19/26	276,079	274,698
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	220,000	190,300
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	357,037	343,351
Scientific Games International, Inc. bank term loan FRN Ser. B5, (1 Month US LIBOR + 2.75%), 2.863%, 8/14/24	137,519	135,378
Terrier Media Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 3.613%, 12/17/26	268,881	266,865
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	412,374	410,312

		5,274,822
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	601,164	599,769
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	582,051	565,212
IRB Holding Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 4.25%, 12/15/27	89,775	89,457
IRB Holding Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 3.75%, 2/5/25	220,455	218,771

		1,473,209
Financials (0.1%)
Forest City Enterprises LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.613%, 12/7/25	270,000	263,672
HUB International, Ltd. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 4.00%, 4/25/25	98,753	98,620

		362,292
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.865%, 2/4/27	140,780	138,769
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.863%, 10/10/25	228,830	192,952
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.75%, 10/5/25	518,700	519,240
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	555,000	556,249
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	305,000	306,525
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.361%, 6/30/25	148,842	148,553
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	234,793	238,549

		2,100,837
Technology (0.4%)
Arches Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 3.75%, 12/6/27	410,000	407,865
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.863%, 10/2/25	403,841	401,409
Epicor Software Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 4.00%, 7/30/27	203,975	203,558
Greeneden US Holdings II, LLC bank term loan FRN (1 Month US LIBOR + 4.00%), 4.75%, 10/8/27	403,988	404,694
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.609%, 7/2/25	338,593	333,891

		1,751,417
Transportation (0.1%)
Aadvantage Loyalty LP, Ltd. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.50%, 3/24/28	120,000	123,206
United Airlines, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 4.50%, 4/14/28	255,000	257,914

		381,120

Total senior loans (cost $17,962,820)		$17,895,897

PURCHASED SWAP OPTIONS OUTSTANDING (2.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		$49,147,400	$605,496
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		49,147,400	57,011
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26 (United Kingdom)	Jun-21/1.08		194,076,200	681,207
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023		3,169,000	78,655
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271		38,028,600	32,705
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915		8,413,300	841
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869		50,484,000	1,320,661
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	610,787
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	315,720
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62		11,883,200	224,236
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		12,300,800	186,603
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	528,479
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	515,495
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81		77,978,300	396,131
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	349,643
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	340,918
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	1,391,988
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	1,370,037
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	1,149,411
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	745,900
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	209,662
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	5
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		1,323,000	395,908
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	371,925
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	256,533

Total purchased swap options outstanding (cost $11,405,752)				$12,135,957

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Jun-21/$100.55	$100,000,000	$100,000,000	$748,600
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jun-21/103.25	60,000,000	60,000,000	337,920

Total purchased options outstanding (cost $443,750)				$1,086,520

ASSET-BACKED SECURITIES (1.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.076%, 7/25/24	$1,314,000	$1,314,788
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	1,674,000	1,864,751
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M4, 4.948%, 12/26/30(WAC)	595,000	595,060
Finance of America HECM Buyout 144A Ser. 21-HB1, Class M4, 6.414%, 2/25/31(WAC)	1,000,000	1,000,700
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.906%, 6/25/52	366,000	365,771
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	1,195,000	1,193,136

Total asset-backed securities (cost $6,143,962)		$6,334,206

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	1,070	$17,976
CHC Group, LLC(NON)	12,181	256
iHeartMedia, Inc. Class A(NON)	15,096	288,938
MWO Holdings, LLC (Units)(F)	169	431
Oasis Petroleum, Inc.	854	66,287
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	22,127
Tribune Media Co. Class 1C	92,963	9,296

Total common stocks (cost $934,583)		$405,311

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	7,611	$195,146

Total preferred stocks (cost $195,845)		$195,146

SHORT-TERM INVESTMENTS (15.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	24,371,707	$24,371,707
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	690,000	690,000
U.S. Treasury Bills 0.088%, 5/6/21(SEGSF)(SEGCCS)		$3,045,000	3,044,999
U.S. Treasury Bills 0.082%, 5/13/21(SEGSF)(SEGCCS)		6,600,000	6,599,995
U.S. Treasury Bills 0.059%, 5/25/21(SEGSF)		4,500,000	4,499,986
U.S. Treasury Bills 0.036%, 6/3/21(SEG)(SEGSF)		11,200,000	11,199,953
U.S. Treasury Bills 0.010%, 6/29/21(SEGSF)		2,600,000	2,599,938
U.S. Treasury Bills 0.040%, 6/10/21(SEGSF)(SEGCCS)		1,300,000	1,299,986
U.S. Treasury Bills 0.040%, 6/1/21(SEGSF)		2,300,000	2,299,981
U.S. Treasury Cash Management Bills 0.021%, 8/3/21(SEGSF)(SEGCCS)		8,700,000	8,699,822
U.S. Treasury Cash Management Bills 0.016%, 7/27/21(SEG)(SEGSF)(SEGCCS)		4,800,000	4,799,830
U.S. Treasury Cash Management Bills 0.024%, 7/20/21(SEGSF)		1,000,000	999,983
U.S. Treasury Cash Management Bills 0.009%, 7/6/21(SEG)(SEGSF)(SEGCCS)		4,300,000	4,299,939

Total short-term investments (cost $75,404,992)			$75,406,119
TOTAL INVESTMENTS

Total investments (cost $948,544,918)			$934,115,208

	FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $314,401,369) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	7/21/21	$826,475	$807,731	$18,744
		Euro	Buy	6/16/21	4,909,306	4,855,489	53,817
		Hong Kong Dollar	Sell	5/20/21	249,827	259,457	9,630
		Japanese Yen	Buy	5/19/21	3,119,093	3,249,757	(130,664)
		Norwegian Krone	Buy	6/16/21	878,754	860,266	18,488
		Swiss Franc	Buy	6/16/21	3,581,702	3,549,091	32,611
	Barclays Bank PLC
		Australian Dollar	Buy	7/21/21	413,510	414,640	(1,130)
		British Pound	Sell	6/16/21	1,434,089	1,442,350	8,261
		Canadian Dollar	Sell	7/21/21	878,227	858,480	(19,747)
		Euro	Sell	6/16/21	3,981,328	3,920,793	(60,535)
		Japanese Yen	Buy	5/19/21	3,003,643	3,128,847	(125,204)
		Swiss Franc	Buy	6/16/21	1,304,181	1,303,289	892
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	1,857,251	1,872,484	(15,233)
		British Pound	Sell	6/16/21	6,372,255	6,454,142	81,887
		Canadian Dollar	Buy	7/21/21	61,923	60,505	1,418
		Euro	Sell	6/16/21	5,077,646	5,022,925	(54,721)
		Japanese Yen	Buy	5/19/21	1,300,286	1,355,037	(54,751)
		New Zealand Dollar	Sell	7/21/21	1,240,904	1,222,787	(18,117)
	Credit Suisse International
		British Pound	Sell	6/16/21	2,858,095	2,892,530	34,435
		Canadian Dollar	Sell	7/21/21	2,560,959	2,502,702	(58,257)
		Euro	Sell	6/16/21	1,559,585	1,546,674	(12,911)
	Goldman Sachs International
		Australian Dollar	Buy	7/21/21	3,321,259	3,341,662	(20,403)
		British Pound	Sell	6/16/21	690,042	665,127	(24,915)
		Canadian Dollar	Buy	7/21/21	11,231,747	10,945,000	286,747
		Euro	Sell	6/16/21	6,644,932	6,594,701	(50,231)
		Japanese Yen	Buy	5/19/21	1,117,147	1,099,150	17,997
		New Zealand Dollar	Sell	7/21/21	9,783,654	9,636,358	(147,296)
		Norwegian Krone	Buy	6/16/21	7,373,976	7,224,926	149,050
		Swedish Krona	Buy	6/16/21	1,246,349	1,286,615	(40,266)
		Swiss Franc	Buy	6/16/21	3,142,772	3,131,067	11,705
	HSBC Bank USA, National Association
		British Pound	Buy	6/16/21	317,812	326,796	(8,984)
		Canadian Dollar	Buy	7/21/21	1,728,869	1,689,673	39,196
		Euro	Buy	6/16/21	6,087,328	6,015,540	71,788
		Hong Kong Dollar	Sell	5/20/21	2,150,536	2,164,331	13,795
		Japanese Yen	Buy	5/19/21	4,513,577	4,702,528	(188,951)
		Swiss Franc	Buy	6/16/21	1,304,181	1,303,294	887
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	3,733,305	3,745,325	(12,020)
		British Pound	Sell	6/16/21	876,227	882,036	5,809
		Canadian Dollar	Sell	7/21/21	5,021,262	4,914,438	(106,824)
		Euro	Buy	6/16/21	3,953,051	3,911,360	41,691
		Japanese Yen	Buy	5/19/21	1,497,815	1,537,438	(39,623)
		New Zealand Dollar	Sell	7/21/21	2,607,000	2,568,359	(38,641)
		Norwegian Krone	Buy	6/16/21	707,588	686,520	21,068
		Swedish Krona	Sell	6/16/21	498,119	498,995	876
		Swiss Franc	Buy	6/16/21	26,309	28,212	(1,903)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/21/21	1,277,597	1,268,239	(9,358)
		British Pound	Buy	6/16/21	76,103	67,359	8,744
		Canadian Dollar	Buy	7/21/21	477,235	419,951	57,284
		Euro	Buy	6/16/21	4,787,894	4,690,337	97,557
		Japanese Yen	Buy	5/19/21	9,742,504	10,055,429	(312,925)
		New Zealand Dollar	Sell	7/21/21	857,387	845,953	(11,434)
		Norwegian Krone	Buy	6/16/21	829,208	838,809	(9,601)
		Swedish Krona	Sell	6/16/21	2,846,885	2,892,506	45,621
		Swiss Franc	Buy	6/16/21	124,203	123,795	408
	NatWest Markets PLC
		Australian Dollar	Sell	7/21/21	850,139	841,124	(9,015)
		British Pound	Buy	6/16/21	3,688,880	3,737,355	(48,475)
		Canadian Dollar	Sell	7/21/21	3,005,320	2,937,027	(68,293)
		Euro	Sell	6/16/21	4,258,205	4,276,988	18,783
		Japanese Yen	Sell	5/19/21	943,032	951,890	8,858
		New Zealand Dollar	Sell	7/21/21	6,706,146	6,605,718	(100,428)
		Swedish Krona	Buy	6/16/21	1,674,889	1,677,826	(2,937)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	552,528	682,087	(129,559)
		British Pound	Sell	6/16/21	12,760,806	12,981,312	220,506
		Canadian Dollar	Sell	7/21/21	6,422,617	6,359,055	(63,562)
		Euro	Sell	6/16/21	19,824,938	19,646,629	(178,309)
		Hong Kong Dollar	Sell	5/20/21	9,310,967	9,330,974	20,007
		Japanese Yen	Sell	5/19/21	12,067,910	12,690,830	622,920
		New Zealand Dollar	Sell	7/21/21	2,725,395	2,618,124	(107,271)
		Norwegian Krone	Sell	6/16/21	855,915	834,384	(21,531)
		Swedish Krona	Sell	6/16/21	581,891	475,080	(106,811)
		Swiss Franc	Buy	6/16/21	6,948,543	6,973,672	(25,129)
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/21/21	1,696,963	1,685,765	11,198
		British Pound	Sell	6/16/21	253,725	250,211	(3,514)
		Canadian Dollar	Buy	7/21/21	1,392,974	1,368,096	24,878
		Euro	Sell	6/16/21	14,900,831	14,784,228	(116,603)
		Hong Kong Dollar	Sell	5/20/21	429,167	430,093	926
		Japanese Yen	Buy	5/19/21	3,534,543	3,606,735	(72,192)
		Norwegian Krone	Buy	6/16/21	2,607,861	2,545,163	62,698
		Swedish Krona	Sell	6/16/21	70,147	69,055	(1,092)
		Swiss Franc	Sell	6/16/21	857,797	844,988	(12,809)
	UBS AG
		British Pound	Sell	6/16/21	524,023	540,920	16,897
		Canadian Dollar	Buy	7/21/21	158,021	114,805	43,216
		Euro	Sell	6/16/21	5,063,568	5,097,478	33,910
		Hong Kong Dollar	Sell	5/20/21	514,898	524,996	10,098
		Japanese Yen	Buy	5/19/21	15,143,952	15,410,202	(266,250)
		New Zealand Dollar	Sell	7/21/21	6,064,591	5,958,128	(106,463)
		Norwegian Krone	Buy	6/16/21	1,055,062	1,035,665	19,397
		Swedish Krona	Buy	6/16/21	10,602,676	10,602,573	103
		Swiss Franc	Buy	6/16/21	157,199	205,167	(47,968)
	WestPac Banking Corp.
		British Pound	Buy	6/16/21	1,007,716	1,021,042	(13,326)
		Canadian Dollar	Buy	7/21/21	909,473	888,852	20,621
		Euro	Sell	6/16/21	1,755,962	1,713,995	(41,967)
		Japanese Yen	Sell	5/19/21	433,140	460,929	27,789
		New Zealand Dollar	Sell	7/21/21	4,000,424	3,940,403	(60,021)

	Unrealized appreciation						2,293,211

	Unrealized (depreciation)						(3,178,170)

	Total						$(884,959)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	1	$204,383	$204,382	Jun-21	$(2,022)
U.S. Treasury Note 2 yr (Short)	1,832	404,428,312	404,428,312	Jun-21	325,761
U.S. Treasury Note 5 yr (Short)	513	63,579,938	63,579,938	Jun-21	(192,725)
U.S. Treasury Note Ultra 10 yr (Short)	3	436,641	436,641	Jun-21	10,165

Unrealized appreciation					335,926

Unrealized (depreciation)					(194,747)

Total					$141,179

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/21 (premiums $19,397,119) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$49,147,400	$315,035
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		3,931,800	471,619
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26	Jun-21/1.08		194,076,200	1,350,770
Citibank, N.A.
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722		15,845,200	91,744
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415		8,413,300	238,181
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	349,781
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	759,046
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		49,203,000	86,105
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564		19,013,000	174,159
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	325,486
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		$50,484,000	401,348
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	450,838
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		$50,484,000	495,753
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		9,536,800	11,730
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	43,569
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	56,768
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		9,536,800	70,191
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	252,058
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$5,786,700	408,946
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	409,231
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	489,117
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	1,382,082
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81		$77,978,300	1,486,266
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	2,877,527
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		21,087,000	21
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	130,885
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	134,252
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	140,909
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	306,375
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	314,594
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	489,124
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	1,022,949
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	1,276,572
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	1,287,407
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		529,000	19,187
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		1,058,000	291,955
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		17,451,000	385,842
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	392,161
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	779,893

Total				$19,969,476

WRITTEN OPTIONS OUTSTANDING at 4/30/21 (premiums $443,750) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Jun-21/$100.55	$100,000,000	$100,000,000	$490,800
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jun-21/103.25	60,000,000	60,000,000	197,340

Total				$688,140

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	$(521,772)	$1,289,584
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	734,112
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(774,972)	520,184
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$6,389,200	(151,424)	428,204
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	400,151
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	390,378
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	247,765
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		$47,380,600	(306,197)	208,948
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		14,707,300	(1,911,949)	127,954
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(79,544)	110,083
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		11,377,800	(559,625)	1,479
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	(69,649)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(106,871)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		$14,707,300	(1,911,949)	(114,129)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(137,405)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		$32,507,900	(1,570,132)	(145,960)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		6,389,200	(151,424)	(148,996)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	(215,636)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	(322,896)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	(400,866)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		56,560,700	(521,772)	(512,440)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(1,653,091)	(1,320,361)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		65,015,900	892,343	110,527
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	66,807
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		16,254,000	253,562	2,763
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	(237,377)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	161,119
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(126,836)
Citibank, N.A.
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		$14,313,700	(138,664)	247,054
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		4,914,700	(79,495)	224,061
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	139,376
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	98,441
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	31,600
1.717/3 month USD-LIBOR-BBA/May-31 (Purchased)	May-21/1.717		8,413,300	(74,247)	8,413
(1.583)/3 month USD-LIBOR-BBA/May-31 (Purchased)	May-21/1.583		13,141,500	(117,616)	5,388
(0.962)/3 month USD-LIBOR-BBA/May-26 (Purchased)	May-21/0.962		25,467,400	(94,229)	(5,093)
0.962/3 month USD-LIBOR-BBA/May-26 (Purchased)	May-21/0.962		25,467,400	(94,229)	(21,393)
(1.717)/3 month USD-LIBOR-BBA/May-31 (Purchased)	May-21/1.717		8,413,300	(74,247)	(55,023)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	(55,628)
1.583/3 month USD-LIBOR-BBA/May-31 (Purchased)	May-21/1.583		13,141,500	(117,616)	(68,336)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		4,914,700	(79,495)	(79,372)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	(87,181)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(118,721)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		14,313,700	(138,664)	(137,984)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	275,960
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	129,208
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	75,461
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(91,855)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	(107,604)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	(183,152)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	114,421
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	28,053
1.75/3 month USD-LIBOR-BBA/May-31 (Purchased)	May-21/1.75		8,413,300	(72,985)	23,726
(1.75)/3 month USD-LIBOR-BBA/May-31 (Purchased)	May-21/1.75		8,413,300	(72,985)	(67,811)
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(279,722)	(71,654)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(79,158)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	98,161
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	(82,790)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	487,080
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	344,550
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	240,258
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	200,933
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	140,958
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	102,690
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	42,479
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	32,446
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(72,580)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	(77,701)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(103,390)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(221,467)	(104,005)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(107,797)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(125,967)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(239,527)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(1,028,194)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	247,570
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	232,055
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	199,562
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	(293,071)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	(389,792)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	(403,310)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	411,599
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	28,153
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(141,116)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(233,995)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	163,508
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(30,164)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,668,500	(332,355)	313,453
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	108,519
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	8,192
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	2,171
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	(53,099)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,668,500	(332,355)	(165,621)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,670,400	219,658	34,510
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		4,119,800	112,265	15,078
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		4,119,800	112,265	(5,273)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,670,400	219,658	(29,332)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	260,230
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	247,450
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$25,456,200	(171,702)	234,197
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	182,181
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	181,300
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	174,630
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	142,217
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,933,700	(174,516)	118,226
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		8,725,000	(638,016)	108,277
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	98,935
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	72,984
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	66,444
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$8,725,000	(239,327)	(29,752)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	(71,354)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	(78,433)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,933,700	(174,516)	(86,262)
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	(89,732)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$10,182,500	(161,393)	(90,930)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	(99,103)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(99,523)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	(100,350)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$25,456,200	(171,702)	(115,571)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		7,636,900	(161,902)	(122,649)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(133,246)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		18,540,700	550,768	484,283
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		6,109,500	162,360	116,508
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	64,339
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(41,685)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$18,540,700	148,217	(123,666)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		6,109,500	162,360	(249,879)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,535,900	(277,148)	260,433
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	215,992
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,668,500	(198,446)	190,760
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,720,000	(285,285)	65,666
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,720,000	(285,285)	(30,831)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,668,500	(198,446)	(84,309)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	(108,207)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,535,900	(277,148)	(113,431)

Unrealized appreciation					12,940,197

Unrealized (depreciation)					(10,645,024)

Total					$2,295,173

TBA SALE COMMITMENTS OUTSTANDING at 4/30/21 (proceeds receivable $150,313,945) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 5/1/51	$1,000,000	5/20/21	$1,060,156
Uniform Mortgage-Backed Securities, 3.50%, 5/1/51	47,000,000	5/13/21	50,018,285
Uniform Mortgage-Backed Securities, 3.00%, 5/1/51	26,000,000	5/13/21	27,224,844
Uniform Mortgage-Backed Securities, 2.50%, 5/1/51	30,000,000	5/13/21	31,113,282
Uniform Mortgage-Backed Securities, 2.00%, 6/1/51	7,000,000	6/14/21	7,055,234
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	34,000,000	5/13/21	34,332,030

Total			$150,803,831

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,258,100	$93,824	(E)	$(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$93,811
		5,844,400	237,645	(E)	(33)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(237,678)
		13,275,300	1,432,803		(400,245)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	1,088,710
		12,234,100	684,217		(2,476)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	806,311
		4,229,500	175,524	(E)	(723)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	174,802
		7,620,100	276,351	(E)	(42)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	276,308
		11,185,500	406,738	(E)	(62)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	406,676
		2,997,900	377,340	(E)	(102)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(377,442)
		1,995,000	12,325	(E)	(44)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	12,281
		7,072,400	378,182		(100)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(438,205)
		4,598,100	29,998	(E)	(52)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	29,946
		384,600	15,121	(E)	(13)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,134)
		1,815,900	46,049	(E)	(62)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,111)
		14,103,100	348,347	(E)	(79)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(348,425)
		2,173,400	85,391		(31)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(97,485)
		3,015,900	158,914	(E)	(103)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	158,811
		3,082,800	374,526	(E)	(105)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	374,421
		84,856,600	435,314		(237,804)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	240,212
		88,250,900	546,450		(235,436)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	343,286
		16,442,700	295,821		361,521	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,350)
		16,442,700	566,139		(185,113)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	455,876
		16,442,700	261,422	(E)	(185,165)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	(446,588)
		389,100	20,304	(E)	(13)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,291
		183,000	11,773	(E)	(6)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	(11,779)
		65,770,900	213,492		36,015	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(416,320)
		65,770,900	379,695		(122,164)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	658,974
		1,261,000	248,578	(E)	(43)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	248,535
		2,658,700	129,075		(38)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(125,263)
		79,686,200	138,973		(300)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(195,889)
		172,339,500	299,181		(650)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(329,493)
		8,162,300	1,401,883	(E)	(278)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(1,402,162)
		689,400	107,199	(E)	(24)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	107,175
		1,522,800	439,306	(E)	(52)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	439,255
		1,681,900	545,933	(E)	(57)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	545,876
		2,479,700	187,887	(E)	(35)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(187,922)
		13,275,300	1,419,355		(1,770,291)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(281,373)
		1,041,600	63,906	(E)	(13)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(63,919)
		589,000	72,873	(E)	(9)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(72,882)
		3,511,700	352,013	(E)	(50)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	351,963
		665,800	69,545	(E)	(13)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(69,558)
		532,600	53,239	(E)	(10)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(53,249)
		543,900	59,737	(E)	(11)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(59,748)
		148,900	15,185	(E)	(3)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(15,188)
		17,457,600	342,920		(141)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(329,026)
		8,057,400	652,206		(107)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(637,669)
		14,054,900	296,544		(133)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	293,447
		12,421,800	270,609		(101)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(268,565)
		5,627,800	1,248,544	(E)	442,749	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(805,795)
		15,879,700	341,175		(150)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	339,783
		42,072,400	5,259		(159)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(4,351)
		16,786,200	311,737		(136)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	309,733
		38,510,000	785,951		19,773	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(763,187)
		27,437,000	2,073,881		(18,685)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,048,721
		18,168,000	3,758,087		(48,956)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,701,740
		4,911,000	939,420		(205,079)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	718,928
		3,437,700	653,187		182,081	4/29/51	3 month USD-LIBOR-BBA — Quarterly	1.242% — Semiannually	(470,903)
		7,413,500	453,543		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(427,857)
		6,079,100	405,865		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	386,286
		16,786,200	288,034		(136)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	258,347
		2,392,900	416,001		(82)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	404,840
		27,807,400	53,112		(175)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	27,140
		30,190,900	2,748,187		(577)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(2,630,787)
		17,163,100	347,587		(139)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(324,335)
		4,661,900	293,471	(E)	(66)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(293,537)
		552,000	69,776		(19)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(67,250)
		552,000	64,997		(19)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(62,407)
		1,736,000	207,254		(59)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.539% — Semiannually	(199,146)
		16,153,500	245,242		(131)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	219,416
		2,943,000	279,126		(100)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(265,104)
		3,129,700	137,503		(44)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	136,094
		3,028,800	148,036	(E)	(43)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	147,993
		8,413,300	130,844		25,128	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	(100,924)
		2,456,000	260,864		(84)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(250,001)
		4,700,000	233,990		(62)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	220,829
		34,403,200	210,892	(E)	(192)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	210,700
		1,798,000	77,026		(24)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	72,818
		1,958,000	190,116		(67)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	(183,345)
		13,800,000	493,750		(183)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(461,166)
		16,826,600	258,759		(38,417)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	210,362
		3,399,000	51,536		(28)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	48,518
		2,779,800	105,054		(37)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	99,105
		760,500	23,902	(E)	(11)	8/16/31	1.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,891
		9,431,000	211,292		(125)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	(188,641)
		8,661,000	204,460		(115)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	184,655
		8,141,000	146,912		(108)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	127,826
		98,974,000	3,563	(E)	3,326	6/16/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	6,889
		32,608,000	77,118	(E)	168,033	6/16/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	90,915
		15,122,000	17,632	(E)	(188,373)	6/16/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(170,741)
		23,233,000	319,361	(E)	1,021,210	6/16/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	701,849
		2,632,000	24,780		(35)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,020
		14,900,000	122,076		(198)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	(91,327)
		6,921,000	35,498	(E)	(5,631)	6/16/31	1.35% — Annually	Secured Overnight Financing Rate — Annually	29,867
		8,413,300	77,032		(112)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,546
		2,730,700	9,503	(E)	(41)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,544)
		13,141,500	131,047		(129,947)	4/21/31	3 month USD-LIBOR-BBA — Quarterly	1.736% — Semiannually	6,759
		14,797,300	6,674		(140)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,964)
		8,467,200	27,823	(E)	(80)	7/1/26	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	27,743
		97,923,400	978,549		(1,298)	4/15/31	1.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,047,360)
		7,806,500	29,563		(63)	4/8/26	3 month USD-LIBOR-BBA — Quarterly	1.0161% — Semiannually	33,583
		7,806,500	32,616		(63)	4/8/26	3 month USD-LIBOR-BBA — Quarterly	1.0241% — Semiannually	36,676
		16,826,600	84,840		(159)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(91,439)
		11,073,200	109,603		(147)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	117,085
		4,152,500	76,572		(142)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,300)
		7,427,000	48,186		(98)	4/14/31	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	53,386
		8,413,300	56,790		(112)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,444)
		6,160,000	36,054		(82)	4/20/31	3 month USD-LIBOR-BBA — Quarterly	1.569% — Semiannually	(33,537)
		6,908,000	84,996		(236)	4/21/51	1.9965% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,286
		2,137,000	25,477		(73)	4/26/51	3 month USD-LIBOR-BBA — Quarterly	1.998% — Semiannually	(25,009)
		3,998,000	36,678		(53)	4/27/31	3 month USD-LIBOR-BBA — Quarterly	1.5355% — Semiannually	(36,129)
		12,733,700	53,953	(E)	(169)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	(54,122)
		1,941,000	260		(7)	4/28/23	3 month USD-LIBOR-BBA — Quarterly	0.2825% — Semiannually	269
		5,916,000	39,140		(78)	4/28/31	3 month USD-LIBOR-BBA — Quarterly	1.5625% — Semiannually	(38,539)
		1,941,000	241		(7)	4/28/23	3 month USD-LIBOR-BBA — Quarterly	0.282% — Semiannually	249
		5,916,000	39,761		(78)	4/28/31	3 month USD-LIBOR-BBA — Quarterly	1.5614% — Semiannually	(39,161)
		27,505,000	158,374		32,680	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	187,874
		3,414,000	15,148		(45)	4/29/31	3 month USD-LIBOR-BBA — Quarterly	1.585% — Semiannually	(14,926)
		14,670,000	7,144		(195)	4/30/31	1.627% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,362
		2,954,000	8,797		(39)	5/4/31	3 month USD-LIBOR-BBA — Quarterly	1.6665% — Semiannually	8,758
		12,900,000	31,566		(171)	5/4/31	1.66091% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,737)
		4,943,000	2,269		(66)	5/4/31	3 month USD-LIBOR-BBA — Quarterly	1.64% — Semiannually	2,203
		4,783,000	2,009	(E)	(63)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.6365% — Semiannually	1,945
	AUD	177,000	12,388	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	12,386
	AUD	596,700	51,219	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	51,213
	AUD	221,500	20,136	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	20,134
	AUD	345,400	31,005	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	31,001
	AUD	1,289,300	136,788	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	136,773
	AUD	82,700	12,616	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	12,615
	AUD	4,100,000	37,813		(45)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	41,627
	AUD	7,889,000	16,026	(E)	39,617	6/16/31	6 month AUD-BBR-BBSW — Semiannually	1.76% — Semiannually	23,591
	CAD	10,234,000	93,285	(E)	42,480	6/16/31	3 month CAD-BA-CDOR — Semiannually	1.91% — Semiannually	(50,805)
	CHF	2,003,000	53,571	(E)	(38,783)	6/16/31	—	0.16% plus 6 month CHF-LIBOR-BBA — Semiannually	14,787
	EUR	1,144,400	308,932	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(308,976)
	EUR	1,556,300	414,498		(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	421,396
	EUR	1,719,000	409,014		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(414,192)
	EUR	1,739,200	381,814		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(386,799)
	EUR	2,008,000	375,477		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(379,383)
	EUR	1,798,800	401,490	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	401,422
	EUR	2,077,000	344,029		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(351,888)
	EUR	1,655,300	233,224	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(233,287)
	EUR	1,510,500	176,152		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(181,334)
	EUR	904,900	74,391		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(77,143)
	EUR	3,288,600	170,947	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	170,822
	EUR	2,023,200	297,399	(E)	(76)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(297,475)
	EUR	2,735,100	290,503		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	285,512
	EUR	11,076,900	156,104		(418)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	185,080
	EUR	1,285,600	218,633	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	218,585
	EUR	585,600	171,731	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	171,708
	EUR	3,783,300	295,464	(E)	(80)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(295,544)
	EUR	1,853,200	136,454	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	136,414
	EUR	2,522,800	184,624	(E)	(58)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	184,566
	EUR	863,600	63,175	(E)	(20)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	63,155
	EUR	26,357,000	341,910	(E)	16,427	6/16/31	0.05% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	358,338
	EUR	2,373,100	27,666	(E)	(97)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	(27,763)
	GBP	57,000	763	(E)	(826)	6/16/31	Sterling Overnight Index Average — Annually	0.93% — Annually	(63)
	GBP	1,571,100	13,917	(E)	(31)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(13,948)
	JPY	110,098,700	48,599	(E)	(32)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(48,631)
	JPY	267,307,900	29,062		(21,079)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	7,767
	JPY	140,532,700	76,982	(E)	(42)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	76,940
	NOK	23,386,000	4,431	(E)	6,605	6/16/31	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	11,036
	NZD	2,861,000	18,580	(E)	13,724	6/16/31	3 month NZD-BBR-FRA — Quarterly	1.96% — Semiannually	39,359
	SEK	61,910,000	46,044	(E)	(28,071)	6/16/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	17,973

	Total				$(1,463,828)				$2,643,487
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$640,300	$641,125	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$2,026
108,566	108,706	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	344
76,694	76,793	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	243
8,865,004	8,867,420	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	22,309
1,060,104	1,060,250	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,547
352,887	352,747	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(786)
6,197,724	6,184,390	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,525)
75,015	72,742	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,411)
48,492	47,315	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(568)
248,461	240,995	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,328
186,905	181,556	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,623
75,066	74,156	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	46
57,306	56,612	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	35
45,188	44,640	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	28
63,597	63,164	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	361
137,489	134,982	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(847)
19,729	19,370	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(122)
9,288	9,118	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(57)
Citibank, N.A.
1,187,211	1,187,535	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,988
521,779	521,922	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,313
181,346	181,396	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	456
Credit Suisse International
395,737	395,845	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	996
127,940	126,389	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	79
88,297	85,621	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,660)
24,332	23,595	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(458)
13,919	13,497	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(262)
299,676	291,609	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,048)
107,462	104,569	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,451)
63,851	61,933	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,112)
5,117	4,964	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(89)
68,969	66,897	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,201
114,429	111,154	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,606
125,593	121,999	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,762
119,804	118,352	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	74
Deutsche Bank AG
455,851	454,870	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(259)
Goldman Sachs International
18,713	18,672	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
49,916	49,808	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(28)
108,470	108,236	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(62)
203,537	203,099	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(116)
244,222	243,697	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(139)
288,736	288,115	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(164)
395,564	394,713	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(225)
172,744	165,160	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	5,673
151,164	146,583	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,843
373,549	363,493	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,045)
273,857	267,215	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,206)
236,999	231,251	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,775)
120,315	117,397	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,409)
120,315	117,397	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,409)
106,636	103,766	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,440)
392,264	380,477	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,833
179,146	174,019	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,514
92,814	92,181	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	527
89,655	89,044	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	510
44,830	44,524	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	255
44,558	44,254	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	253
6,701	6,656	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	38
43,254	42,465	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(266)
3,112	3,055	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(19)
JPMorgan Chase Bank N.A.
343,548	333,226	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,984)
199,330	193,341	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,472)
66,261	64,270	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,154)
31,585	30,636	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(550)
179,146	174,019	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,514
JPMorgan Securities LLC
277,079	273,721	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(170)
50,400	48,872	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	948
202,715	197,708	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,514)
799,979	780,577	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,366
Morgan Stanley & Co. International PLC
2,285,366	2,266,649	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(14,663)

Upfront premium received		—	Unrealized appreciation			77,639

Upfront premium (paid)		—	Unrealized (depreciation)			(61,476)

	Total	$—			Total	$16,163

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	15,471,000	$1,469,233	$(286)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$1,468,948
EUR	15,471,000	1,454,316	(286)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,454,031
EUR	7,727,000	1,372,947	(276)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,372,671
EUR	4,375,000	296,255	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	296,255
EUR	4,375,000	78,850	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(78,850)
EUR	14,401,000	317,358	(169)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(317,527)
EUR	14,401,000	320,838	(169)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(321,007)
EUR	14,401,000	321,998	(170)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(322,168)
EUR	14,401,000	323,158	(170)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(323,328)
EUR	7,727,000	2,027,459	(365)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,027,823)
EUR	15,471,000	2,856,534	(549)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,857,083)
EUR	15,471,000	2,877,180	(549)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,877,729)
GBP	8,846,000	661,257	(189)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	661,068
GBP	9,486,000	315,883	(124)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	315,759
GBP	6,900,000	246,846	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	246,686
GBP	9,908,000	244,222	(234)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	243,988
GBP	5,308,000	154,192	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	154,068
GBP	2,477,000	81,988	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	81,930
GBP	2,661,000	290,477	(140)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(290,617)
	$6,225,000	89,316	(105)	3/23/31	(2.4275%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	89,212
	6,303,000	75,107	(106)	3/23/31	(2.45%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	75,001
	5,377,000	27,960	(90)	4/1/31	(2.51%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	27,870
	5,377,000	25,041	(90)	4/1/31	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	24,950
	1,774,000	17,692	(30)	4/1/31	(2.466%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	17,662
	3,576,000	37,923	(36)	4/1/26	2.496% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(37,960)
	12,597,000	126,436	(127)	3/23/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(126,563)
	4,219,000	130,612	(71)	2/25/31	2.28% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(130,683)
	5,303,000	163,921	(89)	2/24/31	2.281% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(164,010)
	5,302,000	165,269	(89)	2/25/31	2.278% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(165,358)
	12,459,000	168,172	—	3/23/26	2.445% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(168,172)
	5,303,000	171,239	(89)	2/25/31	2.2675% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(171,328)
	21,480,000	188,852	(216)	4/1/26	2.53% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(189,070)
	9,637,000	221,844	(162)	3/5/31	2.351% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(222,006)
	9,742,000	225,303	(164)	3/5/31	2.35% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(225,467)
	10,606,000	322,178	(178)	2/24/31	2.286% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(322,356)
	13,298,000	1,498,857	31,998	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,466,860)
	24,570,000	2,606,607	145,227	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(2,461,381)

Total			$171,565				$(8,737,247)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$9,980	$146,000	$41,333	5/11/63	300 bp — Monthly	$(31,280)
	CMBX NA BBB-.6 Index	BB-/P	19,586	325,000	92,008	5/11/63	300 bp — Monthly	(72,259)
	CMBX NA BBB-.6 Index	BB-/P	40,127	650,000	184,015	5/11/63	300 bp — Monthly	(143,563)
	CMBX NA BBB-.6 Index	BB-/P	38,247	671,000	189,960	5/11/63	300 bp — Monthly	(151,378)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	14,591	115,000	9,787	5/11/63	200 bp — Monthly	4,842
	CMBX NA A.6 Index	A-/P	34,485	228,000	19,403	5/11/63	200 bp — Monthly	15,158
	CMBX NA A.6 Index	A-/P	38,358	229,000	19,488	5/11/63	200 bp — Monthly	18,946
	CMBX NA A.6 Index	A-/P	36,630	264,000	22,466	5/11/63	200 bp — Monthly	14,252
	CMBX NA A.6 Index	A-/P	55,884	362,000	30,806	5/11/63	200 bp — Monthly	25,198
	CMBX NA A.6 Index	A-/P	46,648	397,000	33,785	5/11/63	200 bp — Monthly	12,995
	CMBX NA A.6 Index	A-/P	72,342	409,000	34,806	5/11/63	200 bp — Monthly	37,672
	CMBX NA A.6 Index	A-/P	105,236	633,000	53,868	5/11/63	200 bp — Monthly	51,579
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	38,759	11/18/54	500 bp — Monthly	129,294
	CMBX NA BB.12 Index	BB-/P	11,025	21,000	2,791	8/17/61	500 bp — Monthly	8,252
	CMBX NA BB.13 Index	BB-/P	33,292	333,000	32,334	12/16/72	500 bp — Monthly	1,235
	CMBX NA BB.13 Index	BB-/P	35,081	385,000	37,384	12/16/72	500 bp — Monthly	(1,982)
	CMBX NA BB.13 Index	BB-/P	57,662	611,000	59,328	12/16/72	500 bp — Monthly	(1,157)
	CMBX NA BB.13 Index	BB-/P	102,570	1,125,000	109,238	12/16/72	500 bp — Monthly	(5,730)
	CMBX NA BB.6 Index	B-/P	385,740	2,689,000	1,280,233	5/11/63	500 bp — Monthly	(892,252)
	CMBX NA BB.7 Index	B+/P	136,056	2,666,000	965,359	1/17/47	500 bp — Monthly	(827,081)
	CMBX NA BBB-.12 Index	BBB-/P	89,722	566,000	32,149	8/17/61	300 bp — Monthly	57,856
	CMBX NA BBB-.13 Index	BBB-/P	23,240	265,000	16,589	12/16/72	300 bp — Monthly	6,783
	CMBX NA BBB-.13 Index	BBB-/P	58,162	618,000	38,687	12/16/72	300 bp — Monthly	19,784
	CMBX NA BBB-.14 Index	BBB-/P	1,901	61,000	2,654	12/16/72	300 bp — Monthly	(722)
	CMBX NA BBB-.14 Index	BBB-/P	25,584	783,000	34,061	12/16/72	300 bp — Monthly	(8,085)
	CMBX NA BBB-.14 Index	BBB-/P	26,180	853,000	37,106	12/16/72	300 bp — Monthly	(10,499)
	CMBX NA BBB-.6 Index	BB-/P	79,625	325,000	92,008	5/11/63	300 bp — Monthly	(12,220)
	CMBX NA BBB-.11 Index	BBB-/P	7,704	123,000	6,347	11/18/54	300 bp — Monthly	1,419
	CMBX NA BBB-.12 Index	BBB-/P	16,913	287,000	16,302	8/17/61	300 bp — Monthly	755
	CMBX NA BBB-.14 Index	BBB-/P	15,101	302,000	13,137	12/16/72	300 bp — Monthly	2,115
	CMBX NA BBB-.14 Index	BBB-/P	22,567	495,000	21,533	12/16/72	300 bp — Monthly	1,282
	CMBX NA BBB-.6 Index	BB-/P	480	6,000	1,699	5/11/63	300 bp — Monthly	(1,216)
	CMBX NA BBB-.6 Index	BB-/P	22,091	335,000	94,839	5/11/63	300 bp — Monthly	(72,580)
	CMBX NA BBB-.6 Index	BB-/P	24,805	377,000	106,729	5/11/63	300 bp — Monthly	(81,735)
	CMBX NA BBB-.6 Index	BB-/P	43,570	640,000	181,184	5/11/63	300 bp — Monthly	(137,294)
	CMBX NA BBB-.6 Index	BB-/P	642,011	10,082,000	2,854,214	5/11/63	300 bp — Monthly	(2,207,162)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	63,938	478,000	173,084	1/17/47	500 bp — Monthly	(108,748)
	CMBX NA BBB-.6 Index	BB-/P	108,504	982,000	278,004	5/11/63	300 bp — Monthly	(169,009)
	CMBX NA BBB-.6 Index	BB-/P	251,482	2,276,000	644,336	5/11/63	300 bp — Monthly	(391,716)
	CMBX NA BBB-.6 Index	BB-/P	2,316,738	24,656,000	6,980,114	5/11/63	300 bp — Monthly	(4,651,048)
	CMBX NA BBB-.7 Index	BB/P	27,745	351,000	69,919	1/17/47	300 bp — Monthly	(41,999)
	CMBX NA BBB-.7 Index	BB/P	138,664	1,876,000	373,699	1/17/47	300 bp — Monthly	(234,097)
	CMBX NA BBB-.7 Index	BB/P	143,170	2,180,000	434,256	1/17/47	300 bp — Monthly	(289,996)
	Goldman Sachs International
	CMBX NA BB.13 Index	BB-/P	25,676	267,000	25,926	12/16/72	500 bp — Monthly	(28)
	CMBX NA BB.6 Index	B-/P	188,650	440,000	209,484	5/11/63	500 bp — Monthly	(20,467)
	CMBX NA BB.9 Index	B+/P	10,109	25,000	6,605	9/17/58	500 bp — Monthly	3,525
	CMBX NA BBB-.13 Index	BBB-/P	1,681	16,000	1,002	12/16/72	300 bp — Monthly	688
	CMBX NA BBB-.13 Index	BBB-/P	4,737	80,000	5,008	12/16/72	300 bp — Monthly	(231)
	CMBX NA BBB-.13 Index	BBB-/P	4,765	80,000	5,008	12/16/72	300 bp — Monthly	(203)
	CMBX NA BBB-.13 Index	BBB-/P	13,772	87,000	5,446	12/16/72	300 bp — Monthly	8,369
	CMBX NA BBB-.13 Index	BBB-/P	8,843	121,000	7,575	12/16/72	300 bp — Monthly	1,329
	CMBX NA BBB-.13 Index	BBB-/P	33,222	212,000	13,271	12/16/72	300 bp — Monthly	20,057
	CMBX NA BBB-.13 Index	BBB-/P	13,367	226,000	14,148	12/16/72	300 bp — Monthly	(668)
	CMBX NA BBB-.14 Index	BBB-/P	7,999	180,000	7,830	12/16/72	300 bp — Monthly	259
	CMBX NA BBB-.14 Index	BBB-/P	16,536	360,000	15,660	12/16/72	300 bp — Monthly	1,056
	CMBX NA BBB-.6 Index	BB-/P	74	1,000	283	5/11/63	300 bp — Monthly	(209)
	CMBX NA BBB-.6 Index	BB-/P	73	1,000	283	5/11/63	300 bp — Monthly	(209)
	CMBX NA BBB-.6 Index	BB-/P	228	3,000	849	5/11/63	300 bp — Monthly	(620)
	CMBX NA BBB-.6 Index	BB-/P	401	5,000	1,416	5/11/63	300 bp — Monthly	(1,012)
	CMBX NA BBB-.6 Index	BB-/P	657	13,000	3,680	5/11/63	300 bp — Monthly	(3,017)
	CMBX NA BBB-.6 Index	BB-/P	1,187	15,000	4,247	5/11/63	300 bp — Monthly	(3,052)
	CMBX NA BBB-.6 Index	BB-/P	2,942	35,000	9,909	5/11/63	300 bp — Monthly	(6,949)
	CMBX NA BBB-.6 Index	BB-/P	14,630	88,000	24,913	5/11/63	300 bp — Monthly	(10,239)
	CMBX NA BBB-.6 Index	BB-/P	11,844	89,000	25,196	5/11/63	300 bp — Monthly	(13,308)
	CMBX NA BBB-.6 Index	BB-/P	11,917	89,000	25,196	5/11/63	300 bp — Monthly	(13,235)
	CMBX NA BBB-.6 Index	BB-/P	10,089	114,000	32,273	5/11/63	300 bp — Monthly	(22,128)
	CMBX NA BBB-.6 Index	BB-/P	20,235	183,000	51,807	5/11/63	300 bp — Monthly	(31,480)
	CMBX NA BBB-.6 Index	BB-/P	25,594	188,000	53,223	5/11/63	300 bp — Monthly	(27,535)
	CMBX NA BBB-.6 Index	BB-/P	9,360	192,000	54,355	5/11/63	300 bp — Monthly	(44,899)
	CMBX NA BBB-.6 Index	BB-/P	21,361	203,000	57,469	5/11/63	300 bp — Monthly	(36,006)
	CMBX NA BBB-.6 Index	BB-/P	17,848	206,000	58,319	5/11/63	300 bp — Monthly	(40,367)
	CMBX NA BBB-.6 Index	BB-/P	26,299	216,000	61,150	5/11/63	300 bp — Monthly	(34,743)
	CMBX NA BBB-.6 Index	BB-/P	24,541	223,000	63,131	5/11/63	300 bp — Monthly	(38,479)
	CMBX NA BBB-.6 Index	BB-/P	25,154	225,000	63,698	5/11/63	300 bp — Monthly	(38,431)
	CMBX NA BBB-.6 Index	BB-/P	27,421	245,000	69,360	5/11/63	300 bp — Monthly	(41,816)
	CMBX NA BBB-.6 Index	BB-/P	13,938	269,000	76,154	5/11/63	300 bp — Monthly	(62,081)
	CMBX NA BBB-.6 Index	BB-/P	24,979	296,000	83,798	5/11/63	300 bp — Monthly	(58,671)
	CMBX NA BBB-.6 Index	BB-/P	26,076	309,000	87,478	5/11/63	300 bp — Monthly	(61,248)
	CMBX NA BBB-.6 Index	BB-/P	18,186	355,000	100,501	5/11/63	300 bp — Monthly	(82,137)
	CMBX NA BBB-.6 Index	BB-/P	58,232	389,000	110,126	5/11/63	300 bp — Monthly	(51,699)
	CMBX NA BBB-.6 Index	BB-/P	57,641	392,000	110,975	5/11/63	300 bp — Monthly	(53,138)
	CMBX NA BBB-.6 Index	BB-/P	44,904	403,000	114,089	5/11/63	300 bp — Monthly	(68,984)
	CMBX NA BBB-.6 Index	BB-/P	34,559	417,000	118,053	5/11/63	300 bp — Monthly	(83,285)
	CMBX NA BBB-.6 Index	BB-/P	45,228	418,000	118,336	5/11/63	300 bp — Monthly	(72,899)
	CMBX NA BBB-.6 Index	BB-/P	45,403	418,000	118,336	5/11/63	300 bp — Monthly	(72,723)
	CMBX NA BBB-.6 Index	BB-/P	23,107	443,000	125,413	5/11/63	300 bp — Monthly	(102,085)
	CMBX NA BBB-.6 Index	BB-/P	51,553	462,000	130,792	5/11/63	300 bp — Monthly	(79,008)
	CMBX NA BBB-.6 Index	BB-/P	51,553	462,000	130,792	5/11/63	300 bp — Monthly	(79,008)
	CMBX NA BBB-.6 Index	BB-/P	73,722	531,000	150,326	5/11/63	300 bp — Monthly	(76,339)
	CMBX NA BBB-.6 Index	BB-/P	48,875	566,000	160,235	5/11/63	300 bp — Monthly	(111,077)
	CMBX NA BBB-.6 Index	BB-/P	86,808	576,000	163,066	5/11/63	300 bp — Monthly	(75,969)
	CMBX NA BBB-.6 Index	BB-/P	59,933	597,000	169,011	5/11/63	300 bp — Monthly	(108,779)
	CMBX NA BBB-.6 Index	BB-/P	31,646	638,000	180,618	5/11/63	300 bp — Monthly	(148,652)
	CMBX NA BBB-.6 Index	BB-/P	76,544	707,000	200,152	5/11/63	300 bp — Monthly	(123,255)
	CMBX NA BBB-.6 Index	BB-/P	69,759	928,000	262,717	5/11/63	300 bp — Monthly	(192,494)
	CMBX NA BBB-.6 Index	BB-/P	134,739	961,000	272,059	5/11/63	300 bp — Monthly	(136,839)
	CMBX NA BBB-.6 Index	BB-/P	118,398	1,074,000	304,049	5/11/63	300 bp — Monthly	(185,114)
	CMBX NA BBB-.6 Index	BB-/P	124,607	1,193,000	337,738	5/11/63	300 bp — Monthly	(212,535)
	CMBX NA BBB-.6 Index	BB-/P	184,707	1,551,000	439,088	5/11/63	300 bp — Monthly	(253,606)
	CMBX NA BBB-.6 Index	BB-/P	93,617	1,935,000	547,799	5/11/63	300 bp — Monthly	(453,214)
	CMBX NA BBB-.6 Index	BB-/P	320,704	2,144,000	606,966	5/11/63	300 bp — Monthly	(285,190)
	CMBX NA BBB-.7 Index	BB/P	54,254	734,000	146,213	1/17/47	300 bp — Monthly	(91,592)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	17,251	215,000	64,651	5/11/63	500 bp — Monthly	(47,220)
	CMBX NA BB.6 Index	B-/P	10,811	21,000	9,998	5/11/63	500 bp — Monthly	830
	CMBX NA BBB-.13 Index	BBB-/P	28,187	140,000	8,764	12/16/72	300 bp — Monthly	19,493
	CMBX NA BBB-.13 Index	BBB-/P	8,279	140,000	8,764	12/16/72	300 bp — Monthly	(415)
	CMBX NA BBB-.13 Index	BBB-/P	28,481	181,000	11,331	12/16/72	300 bp — Monthly	17,241
	CMBX NA BBB-.13 Index	BBB-/P	57,241	286,000	17,904	12/16/72	300 bp — Monthly	39,480
	CMBX NA BBB-.13 Index	BBB-/P	27,531	465,000	29,109	12/16/72	300 bp — Monthly	(1,345)
	CMBX NA BBB-.6 Index	BB-/P	13,168,540	41,190,000	11,660,889	5/11/63	300 bp — Monthly	1,528,246
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	28,625	256,000	121,882	5/11/63	500 bp — Monthly	(93,043)
	CMBX NA BBB-.6 Index	BB-/P	1,261,825	4,683,000	1,325,757	5/11/63	300 bp — Monthly	(61,591)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	13,707	143,000	13,885	12/16/72	500 bp — Monthly	(59)
	CMBX NA BB.13 Index	BB-/P	17,694	184,000	17,866	12/16/72	500 bp — Monthly	(19)
	CMBX NA BB.13 Index	BB-/P	17,765	191,000	18,546	12/16/72	500 bp — Monthly	(622)
	CMBX NA BB.13 Index	BB-/P	35,862	391,000	37,966	12/16/72	500 bp — Monthly	(1,779)
	CMBX NA BB.13 Index	BB-/P	41,524	440,000	42,724	12/16/72	500 bp — Monthly	(833)
	CMBX NA BB.13 Index	BB-/P	59,847	622,000	60,396	12/16/72	500 bp — Monthly	(31)
	CMBX NA BB.13 Index	BB-/P	60,777	667,000	64,766	12/16/72	500 bp — Monthly	(3,433)
	CMBX NA BB.13 Index	BB-/P	69,778	760,000	73,796	12/16/72	500 bp — Monthly	(3,384)
	CMBX NA BB.13 Index	BB-/P	72,325	783,000	76,029	12/16/72	500 bp — Monthly	(3,052)
	CMBX NA BB.6 Index	B-/P	101,667	414,000	197,105	5/11/63	500 bp — Monthly	(95,094)
	CMBX NA BB.6 Index	B-/P	173,227	703,000	334,698	5/11/63	500 bp — Monthly	(160,886)
	CMBX NA BB.6 Index	B-/P	328,860	783,000	372,786	5/11/63	500 bp — Monthly	(43,274)
	CMBX NA BB.6 Index	B-/P	345,017	813,000	387,069	5/11/63	500 bp — Monthly	(41,375)
	CMBX NA BBB-.13 Index	BBB-/P	13,609	67,000	4,194	12/16/72	300 bp — Monthly	9,448
	CMBX NA BBB-.13 Index	BBB-/P	4,553	77,000	4,820	12/16/72	300 bp — Monthly	(228)
	CMBX NA BBB-.13 Index	BBB-/P	7,660	82,000	5,133	12/16/72	300 bp — Monthly	2,568
	CMBX NA BBB-.13 Index	BBB-/P	13,044	142,000	8,889	12/16/72	300 bp — Monthly	4,226
	CMBX NA BBB-.13 Index	BBB-/P	9,817	144,000	9,014	12/16/72	300 bp — Monthly	875
	CMBX NA BBB-.13 Index	BBB-/P	18,097	198,000	12,395	12/16/72	300 bp — Monthly	5,802
	CMBX NA BBB-.13 Index	BBB-/P	33,359	212,000	13,271	12/16/72	300 bp — Monthly	20,194
	CMBX NA BBB-.13 Index	BBB-/P	12,002	216,000	13,522	12/16/72	300 bp — Monthly	(1,412)
	CMBX NA BBB-.13 Index	BBB-/P	55,274	351,000	21,973	12/16/72	300 bp — Monthly	33,477
	CMBX NA BBB-.14 Index	BBB-/P	1,125	37,000	1,610	12/16/72	300 bp — Monthly	(466)
	CMBX NA BBB-.14 Index	BBB-/P	6,962	247,000	10,745	12/16/72	300 bp — Monthly	(3,659)
	CMBX NA BBB-.12 Index	BBB-/P	6,954	118,000	6,702	8/17/61	300 bp — Monthly	310
	CMBX NA BBB-.13 Index	BBB-/P	4,587	70,000	4,382	12/16/72	300 bp — Monthly	229
	CMBX NA BBB-.14 Index	BBB-/P	1,810	42,000	1,827	12/16/72	300 bp — Monthly	(18)
	CMBX NA BBB-.6 Index	BB-/P	147	2,000	566	5/11/63	300 bp — Monthly	(418)
	CMBX NA BBB-.6 Index	BB-/P	1,202	15,000	4,247	5/11/63	300 bp — Monthly	(3,037)
	CMBX NA BBB-.6 Index	BB-/P	20,598	312,000	88,327	5/11/63	300 bp — Monthly	(67,573)
	CMBX NA BBB-.6 Index	BB-/P	20,812	317,000	89,743	5/11/63	300 bp — Monthly	(68,772)
	CMBX NA BBB-.6 Index	BB-/P	382,260	1,108,000	313,675	5/11/63	300 bp — Monthly	69,139
	CMBX NA BBB-.6 Index	BB-/P	1,126,804	17,008,500	4,815,106	5/11/63	300 bp — Monthly	(3,679,784)

Upfront premium received			25,861,623		Unrealized appreciation			2,196,258

Upfront premium (paid)			—		Unrealized (depreciation)			(18,738,582)

	Total		$25,861,623				Total	$(16,542,324)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(30,474)	$292,000	$87,804	11/17/59	(500 bp) — Monthly	$57,087
	CMBX NA BB.10 Index	(26,425)	241,000	72,469	11/17/59	(500 bp) — Monthly	45,843
	CMBX NA BB.11 Index	(88,490)	683,000	89,132	11/18/54	(500 bp) — Monthly	73
	CMBX NA BB.11 Index	(28,279)	300,000	39,150	11/18/54	(500 bp) — Monthly	10,621
	CMBX NA BB.11 Index	(9,895)	194,000	25,317	11/18/54	(500 bp) — Monthly	15,260
	CMBX NA BB.11 Index	(3,683)	71,000	9,266	11/18/54	(500 bp) — Monthly	5,523
	CMBX NA BB.12 Index	(29,363)	90,000	11,961	8/17/61	(500 bp) — Monthly	(17,477)
	CMBX NA BB.8 Index	(17,507)	136,106	49,856	10/17/57	(500 bp) — Monthly	32,235
	CMBX NA BB.9 Index	(73,389)	711,000	187,846	9/17/58	(500 bp) — Monthly	113,864
	CMBX NA BB.9 Index	(7,301)	186,000	49,141	9/17/58	(500 bp) — Monthly	41,685
	CMBX NA BB.9 Index	(10,388)	161,000	42,536	9/17/58	(500 bp) — Monthly	32,014
	CMBX NA BB.9 Index	(5,365)	148,000	39,102	9/17/58	(500 bp) — Monthly	33,613
	CMBX NA BB.9 Index	(1,935)	48,000	12,682	9/17/58	(500 bp) — Monthly	10,707
	CMBX NA BBB-.10 Index	(417,463)	2,428,000	278,492	11/17/59	(300 bp) — Monthly	(140,186)
	CMBX NA BBB-.10 Index	(112,583)	485,000	55,630	11/17/59	(300 bp) — Monthly	(57,196)
	CMBX NA BBB-.10 Index	(44,315)	349,000	40,030	11/17/59	(300 bp) — Monthly	(4,459)
	CMBX NA BBB-.10 Index	(82,547)	346,000	39,686	11/17/59	(300 bp) — Monthly	(43,033)
	CMBX NA BBB-.10 Index	(53,699)	246,000	28,216	11/17/59	(300 bp) — Monthly	(25,606)
	CMBX NA BBB-.10 Index	(46,791)	215,000	24,661	11/17/59	(300 bp) — Monthly	(22,238)
	CMBX NA BBB-.10 Index	(38,387)	156,000	17,893	11/17/59	(300 bp) — Monthly	(20,571)
	CMBX NA BBB-.12 Index	(34,559)	502,000	28,514	8/17/61	(300 bp) — Monthly	(6,297)
	CMBX NA BBB-.10 Index	(47,101)	385,000	44,160	11/17/59	(300 bp) — Monthly	(3,134)
	CMBX NA BBB-.10 Index	(98,315)	330,000	37,851	11/17/59	(300 bp) — Monthly	(60,629)
	CMBX NA BBB-.10 Index	(12,748)	100,000	11,470	11/17/59	(300 bp) — Monthly	(1,328)
	CMBX NA BBB-.10 Index	(9,561)	75,000	8,603	11/17/59	(300 bp) — Monthly	(996)
	CMBX NA BBB-.11 Index	(75,217)	235,000	12,126	11/18/54	(300 bp) — Monthly	(63,208)
	CMBX NA BBB-.11 Index	(30,714)	94,000	4,850	11/18/54	(300 bp) — Monthly	(25,911)
	CMBX NA BBB-.11 Index	(6,889)	21,000	1,084	11/18/54	(300 bp) — Monthly	(5,816)
	CMBX NA BBB-.12 Index	(152,371)	456,000	25,901	8/17/61	(300 bp) — Monthly	(126,698)
	CMBX NA BBB-.12 Index	(143,904)	414,000	23,515	8/17/61	(300 bp) — Monthly	(120,595)
	CMBX NA BBB-.12 Index	(122,676)	349,000	19,823	8/17/61	(300 bp) — Monthly	(103,027)
	CMBX NA BBB-.12 Index	(95,152)	270,000	15,336	8/17/61	(300 bp) — Monthly	(79,951)
	CMBX NA BBB-.13 Index	(46,300)	611,000	38,249	12/16/72	(300 bp) — Monthly	(8,357)
	CMBX NA BBB-.8 Index	(71,920)	455,000	69,206	10/17/57	(300 bp) — Monthly	(2,942)
	CMBX NA BBB-.8 Index	(72,204)	455,000	69,206	10/17/57	(300 bp) — Monthly	(3,226)
	CMBX NA BBB-.8 Index	(44,844)	287,000	43,653	10/17/57	(300 bp) — Monthly	(1,335)
	CMBX NA BBB-.8 Index	(19,250)	123,000	18,708	10/17/57	(300 bp) — Monthly	(603)
	CMBX NA BBB-.9 Index	(57,728)	244,000	24,668	9/17/58	(300 bp) — Monthly	(33,182)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	182,224	11/17/59	(500 bp) — Monthly	100,864
	CMBX NA BB.10 Index	(71,945)	605,000	181,924	11/17/59	(500 bp) — Monthly	109,474
	CMBX NA BB.10 Index	(39,651)	319,000	95,923	11/17/59	(500 bp) — Monthly	56,006
	CMBX NA BB.7 Index	(4,130)	234,000	111,407	5/11/63	(500 bp) — Monthly	107,082
	CMBX NA BB.7 Index	(54,048)	293,000	106,095	1/17/47	(500 bp) — Monthly	51,803
	CMBX NA BB.9 Index	(250,216)	2,496,000	659,443	9/17/58	(500 bp) — Monthly	407,147
	Goldman Sachs International
	CMBX NA BB.6 Index	(13,197)	129,000	61,417	5/11/63	(500 bp) — Monthly	48,113
	CMBX NA BB.7 Index	(71,729)	474,000	171,635	1/17/47	(500 bp) — Monthly	99,511
	CMBX NA A .6 Index	(9,474)	143,000	12,169	5/11/63	(200 bp) — Monthly	2,648
	CMBX NA BB.6 Index	(27,101)	219,000	104,266	5/11/63	(500 bp) — Monthly	76,982
	CMBX NA BB.7 Index	(84,052)	513,000	185,757	1/17/47	(500 bp) — Monthly	101,278
	CMBX NA BB.7 Index	(57,666)	284,000	102,836	1/17/47	(500 bp) — Monthly	44,934
	CMBX NA BB.7 Index	(31,785)	188,000	68,075	1/17/47	(500 bp) — Monthly	36,133
	CMBX NA BB.7 Index	(31,765)	174,000	63,005	1/17/47	(500 bp) — Monthly	31,096
	CMBX NA BB.8 Index	(5,212)	44,404	16,265	10/17/57	(500 bp) — Monthly	11,016
	CMBX NA BB.9 Index	(18,626)	117,000	30,911	9/17/58	(500 bp) — Monthly	12,188
	CMBX NA BB.9 Index	(8,847)	56,000	14,795	9/17/58	(500 bp) — Monthly	5,901
	CMBX NA BBB-.10 Index	(22,310)	102,000	11,699	11/17/59	(300 bp) — Monthly	(10,661)
	CMBX NA BBB-.12 Index	(19,885)	102,000	5,794	8/17/61	(300 bp) — Monthly	(14,143)
	CMBX NA BBB-.12 Index	(2,702)	8,000	454	8/17/61	(300 bp) — Monthly	(2,251)
	CMBX NA BBB-.13 Index	(20,233)	267,000	16,714	12/16/72	(300 bp) — Monthly	(3,652)
	CMBX NA BBB-.8 Index	(18,034)	115,000	17,492	10/17/57	(300 bp) — Monthly	(600)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(507,209)	930,000	121,365	11/18/54	(500 bp) — Monthly	(386,619)
	CMBX NA BB.12 Index	(240,008)	437,000	58,077	8/17/61	(500 bp) — Monthly	(182,294)
	CMBX NA BB.17 Index	(1,383,276)	2,825,000	1,022,933	1/17/47	(500 bp) — Monthly	(362,698)
	CMBX NA BB.8 Index	(107,551)	209,469	76,728	10/17/57	(500 bp) — Monthly	(30,997)
	CMBX NA BB.9 Index	(169,018)	342,000	90,356	9/17/58	(500 bp) — Monthly	(78,946)
	CMBX NA BBB-.10 Index	(23,584)	143,000	16,402	11/17/59	(300 bp) — Monthly	(7,253)
	CMBX NA BBB-.10 Index	(59,441)	211,000	24,202	11/17/59	(300 bp) — Monthly	(35,345)
	CMBX NA BBB-.10 Index	(32,176)	108,000	12,388	11/17/59	(300 bp) — Monthly	(19,842)
	CMBX NA BBB-.11 Index	(65,375)	208,000	10,733	11/18/54	(300 bp) — Monthly	(54,746)
	CMBX NA BBB-.11 Index	(56,260)	179,000	9,236	11/18/54	(300 bp) — Monthly	(47,113)
	CMBX NA BBB-.11 Index	(27,725)	86,000	4,438	11/18/54	(300 bp) — Monthly	(23,330)
	CMBX NA BBB-.11 Index	(11,299)	36,000	1,858	11/18/54	(300 bp) — Monthly	(9,459)
	CMBX NA BBB-.7 Index	(577,517)	2,460,000	490,032	1/17/47	(300 bp) — Monthly	(88,715)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	175,609	11/17/59	(500 bp) — Monthly	141,893
	CMBX NA BB.11 Index	(210,050)	425,000	55,463	11/18/54	(500 bp) — Monthly	(154,942)
	CMBX NA BB.9 Index	(91,627)	2,352,000	621,398	9/17/58	(500 bp) — Monthly	527,811
	CMBX NA BBB-.10 Index	(41,601)	192,000	22,022	11/17/59	(300 bp) — Monthly	(19,674)
	CMBX NA BBB-.7 Index	(75,310)	919,000	183,065	1/17/47	(300 bp) — Monthly	107,295
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	66,931	1/17/47	(300 bp) — Monthly	32,528
	CMBX NA BB.10 Index	(30,624)	292,000	87,804	11/17/59	(500 bp) — Monthly	56,937
	CMBX NA BB.12 Index	(23,594)	330,000	43,857	8/17/61	(500 bp) — Monthly	19,988
	CMBX NA BB.12 Index	(16,741)	317,000	42,129	8/17/61	(500 bp) — Monthly	25,124
	CMBX NA BB.12 Index	(16,575)	227,000	30,168	8/17/61	(500 bp) — Monthly	13,404
	CMBX NA BB.7 Index	(75,213)	374,000	135,425	1/17/47	(500 bp) — Monthly	59,900
	CMBX NA BB.7 Index	(36,252)	188,000	68,075	1/17/47	(500 bp) — Monthly	31,666
	CMBX NA BB.7 Index	(10,105)	54,000	19,553	1/17/47	(500 bp) — Monthly	9,404
	CMBX NA BB.7 Index	(8,476)	42,000	15,208	1/17/47	(500 bp) — Monthly	6,697
	CMBX NA BB.8 Index	(62,786)	122,592	44,906	10/17/57	(500 bp) — Monthly	(17,982)
	CMBX NA BB.9 Index	(11,007)	312,000	82,430	9/17/58	(500 bp) — Monthly	71,163
	CMBX NA BB.9 Index	(12,424)	202,000	53,368	9/17/58	(500 bp) — Monthly	40,776
	CMBX NA BB.9 Index	(22,495)	169,000	44,650	9/17/58	(500 bp) — Monthly	22,014
	CMBX NA BB.9 Index	(22,550)	166,000	43,857	9/17/58	(500 bp) — Monthly	21,169
	CMBX NA BB.9 Index	(22,012)	161,000	42,536	9/17/58	(500 bp) — Monthly	20,390
	CMBX NA BB.9 Index	(24,292)	161,000	42,536	9/17/58	(500 bp) — Monthly	18,110
	CMBX NA BB.9 Index	(6,566)	108,000	28,534	9/17/58	(500 bp) — Monthly	21,878
	CMBX NA BB.9 Index	(3,127)	80,000	21,136	9/17/58	(500 bp) — Monthly	17,942
	CMBX NA BB.9 Index	(11,806)	78,000	20,608	9/17/58	(500 bp) — Monthly	8,736
	CMBX NA BB.9 Index	(11,806)	78,000	20,608	9/17/58	(500 bp) — Monthly	8,736
	CMBX NA BB.9 Index	(1,933)	39,000	10,304	9/17/58	(500 bp) — Monthly	8,338
	CMBX NA BBB-.8 Index	(32,513)	209,000	31,789	10/17/57	(300 bp) — Monthly	(829)
	CMBX NA BBB-.8 Index	(16,622)	106,000	16,123	10/17/57	(300 bp) — Monthly	(553)
	CMBX NA BBB-.10 Index	(113,955)	676,000	77,537	11/17/59	(300 bp) — Monthly	(36,755)
	CMBX NA BBB-.10 Index	(59,128)	250,000	28,675	11/17/59	(300 bp) — Monthly	(30,578)
	CMBX NA BBB-.10 Index	(53,390)	219,000	25,119	11/17/59	(300 bp) — Monthly	(28,381)
	CMBX NA BBB-.10 Index	(27,596)	215,000	24,661	11/17/59	(300 bp) — Monthly	(3,043)
	CMBX NA BBB-.10 Index	(19,291)	161,000	18,467	11/17/59	(300 bp) — Monthly	(904)
	CMBX NA BBB-.10 Index	(26,413)	121,000	13,879	11/17/59	(300 bp) — Monthly	(12,595)
	CMBX NA BBB-.10 Index	(27,781)	121,000	13,879	11/17/59	(300 bp) — Monthly	(13,963)
	CMBX NA BBB-.10 Index	(11,275)	52,000	5,964	11/17/59	(300 bp) — Monthly	(5,336)
	CMBX NA BBB-.10 Index	(9,947)	46,000	5,276	11/17/59	(300 bp) — Monthly	(4,694)
	CMBX NA BBB-.10 Index	(39,854)	323,000	37,048	11/17/59	(300 bp) — Monthly	(2,967)
	CMBX NA BBB-.10 Index	(22,321)	176,000	20,187	11/17/59	(300 bp) — Monthly	(2,222)
	CMBX NA BBB-.10 Index	(17,629)	139,000	15,943	11/17/59	(300 bp) — Monthly	(1,755)
	CMBX NA BBB-.11 Index	(11,548)	37,000	1,909	11/18/54	(300 bp) — Monthly	(9,657)
	CMBX NA BBB-.13 Index	(51,461)	835,000	52,271	12/16/72	(300 bp) — Monthly	392
	CMBX NA BBB-.7 Index	(30,222)	476,000	94,819	1/17/47	(300 bp) — Monthly	64,360
	CMBX NA BBB-.8 Index	(39,437)	253,000	38,481	10/17/57	(300 bp) — Monthly	(1,082)
	CMBX NA BBB-.8 Index	(18,438)	119,000	18,100	10/17/57	(300 bp) — Monthly	(398)
	CMBX NA BBB-.8 Index	(18,438)	118,000	17,948	10/17/57	(300 bp) — Monthly	(549)

Upfront premium received		—			Unrealized appreciation		3,057,352

Upfront premium (paid)		(8,037,329)			Unrealized (depreciation)		(2,685,524)

	Total	$(8,037,329)				Total	$371,828
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $500,381,864.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $283,888, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/21
Short-term investments
	Putnam Short Term Investment Fund*	$21,644,013	$132,237,978	$129,510,284	$28,363	$24,371,707

	Total Short-term investments	$21,644,013	$132,237,978	$129,510,284	$28,363	$24,371,707
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,125,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $42,036,000.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,947,000.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $405,167,652 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	89.5%
	Indonesia	0.9
	Ivory Coast	0.9
	Senegal	0.8
	Egypt	0.8
	Dominican Republic	0.7
	Canada	0.6
	Ghana	0.6
	Argentina	0.5
	Brazil	0.5
	Other	4.2

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $41,088,708 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $42,036,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$288,938	$9,296	$—
Energy	66,287	256	431
Health care	17,976	—	—
Utilities and power	—	22,127	—

Total common stocks	373,201	31,679	431
Asset-backed securities	—	6,334,206	—
Convertible bonds and notes	—	35,186,344	—
Corporate bonds and notes	—	105,356,963	205
Foreign government and agency bonds and notes	—	69,701,673	—
Mortgage-backed securities	—	230,307,172	—
Preferred stocks	—	195,146	—
Purchased options outstanding	—	1,086,520	—
Purchased swap options outstanding	—	12,135,957	—
Senior loans	—	17,895,897	—
U.S. government and agency mortgage obligations	—	379,626,441	—
U.S. treasury obligations	—	477,254	—
Short-term investments	690,000	74,716,119	—

Totals by level	$1,063,201	$933,051,371	$636
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(884,959)	$—
Futures contracts	141,179	—	—
Written options outstanding	—	(688,140)	—
Written swap options outstanding	—	(19,969,476)	—
Forward premium swap option contracts	—	2,295,173	—
TBA sale commitments	—	(150,803,831)	—
Interest rate swap contracts	—	4,107,315	—
Total return swap contracts	—	(8,892,649)	—
Credit default contracts	—	(33,994,790)	—

Totals by level	$141,179	$(208,831,357)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Purchased TBA commitment option contracts (contract amount)	$225,800,000
Purchased swap option contracts (contract amount)	$1,417,700,000
Written TBA commitment option contracts (contract amount)	$233,800,000
Written swap option contracts (contract amount)	$1,233,400,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$496,300,000
Centrally cleared interest rate swap contracts (notional)	$2,001,400,000
OTC total return swap contracts (notional)	$43,300,000
Centrally cleared total return swap contracts (notional)	$346,100,000
OTC credit default contracts (notional)	$201,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com